UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2021

Date of reporting period:	June 1, 2020 — November 30, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Investments

Putnam Dynamic Risk Allocation Fund

Semiannual report
11 | 30 | 20

Asset allocation funds invest in a mix of many different types of investments to help weather changing market environments.

FUND SYMBOL
CLASS A
PDREX

Putnam
Dynamic Risk
Allocation Fund

Semiannual report
11 | 30 | 20

Message from the Trustees

January 11, 2021

Dear Fellow Shareholder:

The world is welcoming 2021 with high hopes for the global economy and public health. Although COVID-19 infections have reached new levels, distribution of vaccines is underway, boosting optimism about a return to normal in the not-too-distant future. In the United States, President-elect Biden will take office with new proposals to rebuild the economy. The stock and bond markets start the year in good shape, indicating that investors are willing to look beyond current challenges and see the potential for renewed economic growth.

Putnam continues to employ active strategies that seek superior investment performance for you and your fellow shareholders. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

As always, thank you for investing with Putnam.

Traditional balanced funds can be unbalanced in terms of risk. Instead of balancing stocks and bonds, Putnam Dynamic Risk Allocation Fund makes allocations across four different risk sources — equity, credit, inflation, and interest rates. We believe this flexible approach can produce better risk-adjusted returns for investors over time.

The fund’s management team has experience in global allocation strategies over several market cycles.

Diversification does not assure a profit or protect against loss. It is possible to lose money in a diversified portfolio. The fund is not intended to outperform stocks and bonds during strong market rallies.

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Illustrations are hypothetical and are not intended to represent the current allocation of any Putnam fund. A traditional balanced fund is represented by a 60%/40% split between equities and fixed income, as defined by Lipper. Risk contribution is from Putnam research, which uses the historical standard deviation for the respective asset classes multiplied by the appropriate asset weight. Leverage may be achieved either through short-term borrowing or through the use of derivatives. Asset weights may exceed 100% in funds that employ leverage due to borrowed capital and/or derivatives exposure. Risk, as measured by standard deviation, gauges how widely a set of values varies from the mean. It is a historical measure of the variability of return earned by an investment portfolio over a three-year period. Asset weight for Putnam Dynamic Risk Allocation Fund represents a baseline allocation selected by the fund’s portfolio managers and is subject to change. It is inclusive of leverage and represents a starting point for future active allocation.

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Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See below and pages 10–12 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* The Putnam Dynamic Risk Allocation Blended Index is an unmanaged index administered by Putnam Management, 50% of which is the MSCI World Index (ND), 40% of which is the Bloomberg Barclays Global Aggregate Bond Index, and 10% of which is the S&P GSCI. See index descriptions on pages 15–16.

† Source: Lipper, a Refinitiv company.

‡ Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 11/30/20. See above and pages 10–12 for additional fund performance information. Index descriptions can be found on pages 15–16.

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How were market conditions during the reporting period?

Despite some weakness during the six-month period, global financial markets advanced overall. Equity and fixed-income assets were rebounding dramatically when the period began in June 2020, after the steep market declines in the first quarter of the year. The S&P 500 Index, a broad measure of stocks, rose 19.98% during the period. International stocks, as measured by the MSCI EAFE Index, gained 20.16%. The rate-sensitive Bloomberg Barclays U.S. Aggregate Bond Index rose 1.79% during the period

The U.S. Federal Reserve also held interest rates steady during the period and vowed to act appropriately to support the economy. It introduced several bond-buying programs to support liquidity and help stabilize the markets. The yield curve in the United States moved lower and flattened somewhat during the period. The 10-year U.S. Treasury note yield ended November at 0.84%, after beginning 2020 at 1.88%. Central banks across Europe, Asia, and other regions also rolled out COVID-19 stimulus measures. Still, there has been intermittent market volatility as COVID-19 cases

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Allocations are shown as a percentage of the fund’s net assets as of 11/30/20. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

surged globally. On the political front, Joe Biden is poised to become the next U.S. President in January 2021, although President Trump has yet to formally concede the November election.

How did the fund perform in this environment?

For the six-month reporting period, Putnam Dynamic Risk Allocation Fund rose 8.29%. The fund underperformed the custom benchmark, the Putnam Dynamic Risk Allocation Blended Index, which gained 14.64%.

What strategies helped and what detracted in the fund’s relative performance?

Exposure to global equity markets contributed to the fund’s overall positive performance. However, the fund primarily lagged its custom benchmark due to a smaller allocation to equities in the policy portfolio relative to the custom benchmark. The period ended with global equity indices at all-time highs, driven by positive developments toward a COVID-19 vaccine and U.S. election results that were less extreme than feared. Our slight underweight position to equity risk toward the beginning of the period led to a small loss from dynamic allocation as equity markets rallied during the summer months. Equity selection was a detractor during the period, specifically a strategy that targets low-beta (low-volatility) stocks.

In terms of bonds, exposure to interest-rate-sensitive fixed income aided performance. Central banks around the world continued their pandemic-induced bond-buying programs, keeping interest rates low. Selection within U.S. and international fixed income detracted during the period. Additionally, exposure to credit-sensitive assets added value as credit spreads tightened during the period. The fund’s slight overweight position in credit risk relative to the policy portfolio was a small positive contributor.

6 Dynamic Risk Allocation Fund

Overall, exposure to commodity markets benefited the portfolio as oil markets recovered after plunging in the first quarter of 2020. A smaller allocation to commodities relative to the policy portfolio, detracted from results.

What is your outlook for the coming months?

While rising virus infections could lead to weaker-than-expected economic activity in the coming weeks, the vaccine progress has reduced the chances of much weaker growth in 2021, in our view. In November, several drug makers released very positive news about vaccines against COVID-19, including vaccines with efficacy in excess of 90%. Pfizer-BioNTech’s vaccine was approved by the U.S. Food and Drug Administration in mid-December just as infection rates and shutdowns were spiking globally.

We believe credit markets, supported by the Fed’s promise for unlimited quantitative easing, will continue to recover. Fed officials cut their short-term benchmark rate to near zero in March and spelled out in September how long rates would stay at that level. They said they wouldn’t lift rates before the labor market is healed and until inflation hits 2% and is projected to run moderately above that level. However, we believe the weaker pace of job growth and rising COVID-19 cases across the globe will continue to create challenges for consumers, businesses, and policy makers.

On the political front, in our view, a Biden presidency will likely mean a more constructive foreign policy, including trade policies with China.

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 11/30/20. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

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Thank you, Jason, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

Allocations are shown as a percentage of the fund’s net assets as of 11/30/20. Risk contribution is from Putnam research, which uses the historical standard deviation for the respective asset classes multiplied by the appropriate asset weight. Holdings and allocations may vary over time.

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ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

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Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended November 30, 2020, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 11/30/20

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
Class A (9/19/11)
Before sales charge	39.89%	3.72%	20.85%	3.86%	2.52%	0.83%	0.90%	8.29%
After sales charge	31.85	3.05	13.91	2.64	–3.38	–1.14	–4.90	2.07
Class B (9/19/11)
Before CDSC	31.68	3.04	16.39	3.08	0.16	0.05	0.11	7.84
After CDSC	31.68	3.04	14.39	2.73	–2.68	–0.90	–4.76	2.84
Class C (9/19/11)
Before CDSC	30.60	2.95	16.42	3.09	0.28	0.09	0.21	7.91
After CDSC	30.60	2.95	16.42	3.09	0.28	0.09	–0.77	6.91
Class R (9/19/11)
Net asset value	36.76	3.46	19.41	3.61	1.82	0.60	0.71	8.14
Class R6 (7/2/12)
Net asset value	44.66	4.10	23.23	4.27	3.76	1.24	1.31	8.51
Class Y (9/19/11)
Net asset value	43.23	3.98	22.41	4.13	3.29	1.08	1.17	8.37

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

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Comparative index returns For periods ended 11/30/20

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
Putnam Dynamic Risk
Allocation Blended Index*	66.77%	5.72%	41.24%	7.15%	19.62%	6.15%	8.88%	14.64%
Lipper Alternative
Global Macro Funds	47.85	3.85	25.39	4.30	11.24	3.40	5.38	9.99
category average†

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* The Putnam Dynamic Risk Allocation Blended Index is an unmanaged index administered by Putnam Management, 50% of which is the MSCI World Index (ND), 40% of which is the Bloomberg Barclays Global Aggregate Bond Index, and 10% of which is the S&P GSCI. See index descriptions on pages 15–16.

† Over the 6-month, 1-year, 3-year, 5-year, and life-of-fund periods ended 11/30/20, there were 215, 209, 201, 184, and 119 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 11/30/20

	Class A		Class B	Class C	Class R	Class R6	Class Y
	Before	After	Net	Net	Net	Net	Net
	sales	sales	asset	asset	asset	asset	asset
Share value	charge	charge	value	value	value	value	value
5/31/20	$10.25	$10.88	$10.08	$10.11	$10.32	$10.22	$10.27
11/30/20	11.10	11.78	10.87	10.91	11.16	11.09	11.13

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

The fund made no distributions during the period.

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Fund performance as of most recent calendar quarter Total return for periods ended 12/31/20

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
Class A (9/19/11)
Before sales charge	42.79%	3.91%	27.28%	4.94%	3.17%	1.04%	0.89%	8.21%
After sales charge	34.58	3.25	19.96	3.71	–2.77	–0.93	–4.91	1.99
Class B (9/19/11)
Before CDSC	34.41	3.24	22.64	4.17	0.81	0.27	0.09	7.77
After CDSC	34.41	3.24	20.64	3.82	–2.11	–0.71	–4.91	2.77
Class C (9/19/11)
Before CDSC	33.23	3.14	22.66	4.17	0.90	0.30	0.18	7.85
After CDSC	33.23	3.14	22.66	4.17	0.90	0.30	–0.82	6.85
Class R (9/19/11)
Net asset value	39.58	3.66	25.82	4.70	2.44	0.81	0.71	8.17
Class R6 (7/2/12)
Net asset value	47.79	4.30	30.00	5.39	4.47	1.47	1.34	8.52
Class Y (9/19/11)
Net asset value	46.32	4.19	29.00	5.22	3.94	1.30	1.16	8.39

See the discussion following the fund performance table on page 10 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 5/31/20*	1.17%	1.92%	1.92%	1.42%	0.75%	0.92%
Total annual operating expenses for the
fiscal year ended 5/31/20	1.69%	2.44%	2.44%	1.94%	1.27%	1.44%
Annualized expense ratio for the
six-month period ended 11/30/20	1.17%	1.92%	1.92%	1.42%	0.75%	0.92%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 9/30/21.

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Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 6/1/20 to 11/30/20. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$6.11	$10.00	$10.01	$7.41	$3.92	$4.81
Ending value (after expenses)	$1,082.90	$1,078.40	$1,079.10	$1,081.40	$1,085.10	$1,083.70

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 11/30/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 11/30/20, use the following calculation method. To find the value of your investment on 6/1/20, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.92	$9.70	$9.70	$7.18	$3.80	$4.66
Ending value (after expenses)	$1,019.20	$1,015.44	$1,015.44	$1,017.95	$1,021.31	$1,020.46

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 11/30/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

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Consider these risks before investing

Emerging-market securities carry illiquidity and volatility risks. The fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Allocation of assets among asset classes may hurt performance, and efforts to diversify risk through the use of leverage and allocation decisions may not be successful. If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. Derivatives carry additional risks, such as the inability to terminate or sell derivatives positions and the failure of the other party to meet its obligations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. Use of leverage obtained through derivatives increases these risks by increasing investment exposure. Over-the-counter derivatives are also subject to the risk of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. The use of short selling may result in losses if the securities appreciate in value. Commodities involve market, political, regulatory, and natural conditions risks. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. International investing involves currency, economic, and political risks. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

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Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed-income securities.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

MSCI World Index (ND) is an unmanaged index of equity securities from developed countries. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to

Dynamic Risk Allocation Fund 15

non-resident institutional investors who do not benefit from double taxation treaties.

Putnam Dynamic Risk Allocation Blended Index is a benchmark administered by Putnam Management, comprising 50% the MSCI World Index (ND), 40% the Bloomberg Barclays Global Aggregate Bond Index, and 10% the S&P GSCI.

S&P 500 Index is an unmanaged index of common stock performance.

S&P GSCI is a composite index of commodity sector returns that represents a broadly diversified, unleveraged, long-only position in commodity futures.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom, assumes no liability in connection with the use of the foregoing, and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

16 Dynamic Risk Allocation Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of November 30, 2020, Putnam employees had approximately $525,000,000 and the Trustees had approximately $81,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Dynamic Risk Allocation Fund 17

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2020, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2020, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2020 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2020. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newly

18 Dynamic Risk Allocation Fund

launched or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2019. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2019. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2019. Putnam Management and PSERV have agreed to maintain these expense limitations until at least September 30, 2021. In addition, Putnam Management contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.70% of its average net assets through at least September 30, 2021. During its fiscal year ending in 2019, your fund’s expenses were reduced as a result of this expense limitation. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2019. The first quintile represents the least expensive funds and the fifth quintile the most expensive

Dynamic Risk Allocation Fund 19

funds. The fee and expense data reported by Broadridge as of December 31, 2019 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, and model-only separately managed accounts. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, 2019 was a strong year of performance for The Putnam Funds, with the Putnam funds, on an asset-weighted basis, ranking in the top quartile of their Lipper Inc. (“Lipper”) peers for the year ended December 31, 2019. For those funds that are evaluated based on their total returns versus selected investment benchmarks, the Trustees observed that the funds, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2019. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported

20 Dynamic Risk Allocation Fund

in the Barron’s/Lipper Fund Families survey, was exceptionally strong over both the short and long term, with The Putnam Funds ranking as the 8th best performing mutual fund complex out of 55 complexes for the one-year period ended December 31, 2019 and the 8th best performing mutual fund complex out of 45 complexes for the ten-year period, with 2019 marking the third consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also noted that The Putnam Funds ranked 26th out of 52 complexes for the five-year period ended December 31, 2019. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 22 of the funds were four- or five-star rated at the end of 2019 and that this included five funds that had achieved a five-star rating. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2019 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Alternative Global Macro Funds) for the one-year, three-year and five-year periods ended December 31, 2019 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	2nd
Three-year period	3rd
Five-year period	3rd

Over the one-year, three-year and five-year periods ended December 31, 2019, there were 224, 203 and 185 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2019 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees noted that, in 2019, they had approved the elimination of a fund expense recapture program, whereby a portion of available soft dollars were used to pay fund expenses, and that the amount of commissions allocated to that program were instead used to increase, by a corresponding amount, the budget

Dynamic Risk Allocation Fund 21

allocated for execution services. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

22 Dynamic Risk Allocation Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Dynamic Risk Allocation Fund 23

The fund’s portfolio 11/30/20 (Unaudited)

COMMON STOCKS (36.1%)*	Shares	Value
Basic materials (1.6%)
Anglo American PLC (United Kingdom)	2,799	$82,690
AptarGroup, Inc.	635	80,213
Arkema SA (France)	264	30,699
BHP Billiton, Ltd. (Australia)	1,032	28,657
BHP Group PLC (United Kingdom)	2,575	58,396
Compagnie De Saint-Gobain (France) †	568	27,001
Covestro AG (Germany)	1,509	84,062
CRH PLC (Ireland)	1,562	61,244
Eiffage SA (France) †	425	41,483
Fortescue Metals Group, Ltd. (Australia)	4,549	60,907
ICL Group, Ltd. (Israel)	5,581	26,478
Koninklijke DSM NV (Netherlands)	182	29,819
LafargeHolcim, Ltd. (Switzerland)	559	29,246
NewMarket Corp.	155	57,313
Nitto Denko Corp. (Japan)	500	41,356
Reliance Steel & Aluminum Co.	616	72,565
Rio Tinto PLC (United Kingdom)	1,815	117,605
Sherwin-Williams Co. (The)	438	327,462
Shin-Etsu Chemical Co., Ltd. (Japan)	400	65,291
		1,322,487
Capital goods (1.8%)
ACS Actividades de Construccion y Servicios SA (Spain)	638	20,095
Airbus SE (France) †	114	11,863
Atlas Copco AB Class A (Sweden)	1,089	54,936
Berry Global Group, Inc. †	2,536	134,408
Daikin Industries, Ltd. (Japan)	400	90,759
Faurecia SA (France) †	807	39,954
Gentex Corp.	4,493	146,472
Hitachi, Ltd. (Japan)	2,100	79,350
Koito Manufacturing Co., Ltd. (Japan)	600	35,889
Legrand SA (France)	649	54,776
Lockheed Martin Corp.	871	317,915
Obayashi Corp. (Japan)	2,800	24,707
Republic Services, Inc.	424	41,009
Sandvik AB (Sweden) †	5,117	114,902
Silgan Holdings, Inc.	879	29,710
Stanley Electric Co., Ltd. (Japan)	800	23,399
Toshiba Corp. (Japan)	1,000	27,864
Waste Management, Inc.	2,303	274,356
		1,522,364
Communication services (1.6%)
AT&T, Inc.	2,750	79,063
BT Group PLC (United Kingdom)	13,220	20,609
Charter Communications, Inc. Class A †	368	239,932
Deutsche Telekom AG (Germany)	6,535	117,703
Elisa OYJ (Finland)	414	22,228
Hikari Tsushin, Inc. (Japan)	100	23,928
Juniper Networks, Inc.	6,294	137,020

24 Dynamic Risk Allocation Fund

COMMON STOCKS (36.1%)* cont.	Shares	Value
Communication services cont.
KDDI Corp. (Japan)	3,200	$91,754
Nippon Telegraph & Telephone Corp. (Japan)	2,300	54,181
Telstra Corp., Ltd. (Australia)	13,712	30,918
Verizon Communications, Inc.	7,971	481,528
		1,298,864
Consumer cyclicals (4.6%)
Adecco Group AG (Switzerland)	875	52,857
Amazon.com, Inc. †	359	1,137,326
AutoZone, Inc. †	67	76,223
Berkeley Group Holdings PLC (The) (United Kingdom)	452	27,795
Brambles, Ltd. (Australia)	5,712	45,980
CK Hutchison Holdings, Ltd. (Hong Kong)	4,500	32,460
Clorox Co. (The)	1,208	245,176
Compagnie Generale des Etablissements Michelin SCA (France)	205	25,451
Compass Group PLC (United Kingdom)	2,896	50,954
Daito Trust Construction Co., Ltd. (Japan)	300	29,465
Daiwa House Industry Co., Ltd. (Japan)	1,300	39,590
Dollar General Corp.	771	168,525
FactSet Research Systems, Inc.	254	84,775
Ferrari NV (Italy)	118	25,012
Fiat Chrysler Automobiles NV (Italy) †	3,356	52,200
Hermes International (France)	113	109,882
Hoshizaki Corp. (Japan)	300	29,540
Industria de Diseno Textil SA (Inditex) (Spain)	3,322	110,070
Kering SA (France)	103	74,006
Knorr-Bremse AG (Germany)	169	21,608
LVMH Moet Hennessy Louis Vuitton SA (France)	88	50,490
Nihon M&A Center, Inc. (Japan)	1,000	69,985
Nintendo Co., Ltd. (Japan)	200	113,613
PACCAR, Inc.	3,716	323,515
Pandora A/S (Denmark)	420	41,920
Peugeot SA (France) †	3,910	91,691
Porsche Automobil Holding SE (Preference) (Germany)	716	45,488
Ryohin Keikaku Co., Ltd. (Japan)	1,100	22,509
Sohgo Security Services Co., Ltd. (Japan)	300	15,998
Sony Corp. (Japan)	1,600	148,780
Target Corp.	491	88,149
Taylor Wimpey PLC (United Kingdom) †	13,427	27,739
Terminix Global Holdings, Inc. †	313	15,346
Volkswagen AG (Preference) (Germany)	361	60,778
Volvo AB (Sweden) †	2,088	47,297
Walt Disney Co. (The)	259	38,335
Wesfarmers, Ltd. (Australia)	3,344	121,443
Wolters Kluwer NV (Netherlands)	956	80,215
		3,842,186
Consumer staples (3.3%)
a2 Milk Co., Ltd. (New Zealand) †	2,335	24,160
Associated British Foods PLC (United Kingdom)	1,309	36,893
Auto Trader Group PLC (United Kingdom)	3,028	22,596

Dynamic Risk Allocation Fund 25

COMMON STOCKS (36.1%)* cont.	Shares	Value
Consumer staples cont.
British American Tobacco PLC (United Kingdom)	1,347	$47,434
Carlsberg A/S Class B (Denmark)	575	85,333
Coca-Cola HBC AG (Switzerland)	1,203	34,622
Coles Group, Ltd. (Australia)	2,139	28,052
Colgate-Palmolive Co.	142	12,161
Costco Wholesale Corp.	621	243,289
Domino’s Pizza, Inc.	697	273,621
Essity AB Class B (Sweden)	2,522	79,640
Ferguson PLC (United Kingdom) †	1,081	121,092
Hershey Co. (The)	1,399	206,898
ITOCHU Corp. (Japan)	3,900	103,122
Kobe Bussan Co., Ltd. (Japan)	600	20,945
Koninklijke Ahold Delhaize NV (Netherlands)	2,855	81,601
Kose Corp. (Japan)	200	30,826
L’Oreal SA (France)	309	112,790
Mondelez International, Inc. Class A	6,290	361,361
Nestle SA (Switzerland)	1,530	170,730
PepsiCo, Inc.	1,114	160,672
Procter & Gamble Co. (The)	1,427	198,167
Recruit Holdings Co., Ltd. (Japan)	500	20,953
Starbucks Corp.	250	24,505
Sundrug Co., Ltd. (Japan)	700	29,293
Unilever PLC (United Kingdom)	568	34,655
Watsco, Inc.	195	44,335
WH Group, Ltd. (Hong Kong)	72,000	58,945
Wilmar International, Ltd. (Singapore)	11,700	36,443
Woolworths Group, Ltd. (Australia)	2,365	64,229
		2,769,363
Energy (0.5%)
Chevron Corp.	773	67,390
EQT Corp.	1,915	28,495
Exxon Mobil Corp.	3,458	131,854
Royal Dutch Shell PLC Class B (United Kingdom)	8,163	132,866
TOTAL SA (France)	1,025	43,453
		404,058
Financials (5.2%)
3i Group PLC (United Kingdom)	3,799	54,114
Alexandria Real Estate Equities, Inc. R	1,091	178,629
Allianz SE (Germany)	606	142,893
Allstate Corp. (The)	2,554	261,402
American Homes 4 Rent R	2,911	83,604
Amundi SA (France) †	237	18,839
Arthur J. Gallagher & Co.	1,898	219,048
Aviva PLC (United Kingdom)	19,265	82,328
Banco Bilbao Vizcaya Argenta (Spain)	18,594	86,525
Bank Leumi Le-Israel BM (Israel)	7,757	43,380
BNP Paribas SA (France) †	1,784	90,915
BOC Hong Kong Holdings, Ltd. (Hong Kong)	10,000	32,645
Chubb, Ltd.	88	13,009

26 Dynamic Risk Allocation Fund

COMMON STOCKS (36.1%)* cont.	Shares	Value
Financials cont.
CK Asset Holdings, Ltd. (Hong Kong)	10,500	$55,593
Credit Agricole SA (France) †	5,587	64,105
DBS Group Holdings, Ltd. (Singapore)	3,700	68,604
Deutsche Boerse AG (Germany)	367	61,183
Direct Line Insurance Group PLC (United Kingdom)	4,992	19,658
DNB ASA (Norway) †	2,452	44,236
Duke Realty Corp. R	643	24,473
Equity Commonwealth R	2,961	78,496
Equity Lifestyle Properties, Inc. R	335	19,628
Equity Residential R	1,812	104,951
Finecobank Banca Fineco SpA (Italy) †	1,471	22,967
Gjensidige Forsikring ASA (Norway)	1,231	26,772
Goldman Sachs Group, Inc. (The)	1,459	336,416
Goodman Group (Australia) R	4,569	62,672
Hargreaves Lansdown PLC (United Kingdom)	736	13,988
Henderson Land Development Co., Ltd. (Hong Kong)	7,600	31,740
ING Groep NV (Netherlands) †	3,443	33,463
Intercontinental Exchange, Inc.	3,438	362,743
Israel Discount Bank, Ltd. Class A (Israel)	7,212	24,314
JPMorgan Chase & Co.	3,951	465,744
KBC Group NV (Belgium) †	644	44,699
Legal & General Group PLC (United Kingdom)	13,450	45,215
Loews Corp.	2,399	100,542
Magellan Financial Group, Ltd. (Australia)	633	27,520
Marsh & McLennan Cos., Inc.	705	80,821
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	3,000	13,754
Nomura Real Estate Holdings, Inc. (Japan)	1,300	27,990
ORIX Corp. (Japan)	4,100	60,407
Partners Group Holding AG (Switzerland)	87	92,695
Persimmon PLC (United Kingdom)	684	24,164
Prologis, Inc. R	502	50,225
Rocket Cos., Inc. Class A † S	6,547	135,654
Seven Bank, Ltd. (Japan)	6,400	13,985
Singapore Exchange, Ltd. (Singapore)	4,800	31,828
Skandinaviska Enskilda Banken AB (Sweden) †	7,637	80,615
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,200	92,687
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,400	40,884
Sun Hung Kai Properties, Ltd. (Hong Kong)	2,500	32,590
Swiss Life Holding AG (Switzerland)	46	20,501
Zurich Insurance Group AG (Switzerland)	80	32,429
		4,278,282
Health care (4.2%)
AbbVie, Inc.	1,369	143,170
Alexion Pharmaceuticals, Inc. †	140	17,095
Amgen, Inc.	461	102,360
Astellas Pharma, Inc. (Japan)	1,700	24,052
AstraZeneca PLC (United Kingdom)	409	42,853
Baxter International, Inc.	2,434	185,154
Bio-Rad Laboratories, Inc. Class A †	22	11,847

Dynamic Risk Allocation Fund 27

COMMON STOCKS (36.1%)* cont.	Shares	Value
Health care cont.
Biogen, Inc. †	169	$40,589
BioMarin Pharmaceutical, Inc. †	147	11,569
Bristol-Myers Squibb Co.	1,993	124,363
Chemed Corp.	170	81,303
Chugai Pharmaceutical Co., Ltd. (Japan)	600	28,864
DiaSorin SpA (Italy)	266	56,100
Eli Lilly and Co.	736	107,198
Exelixis, Inc. †	391	7,492
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	723	18,209
Galapagos NV (Belgium) †	149	18,288
GlaxoSmithKline PLC (United Kingdom)	2,553	46,716
Hikma Pharmaceuticals PLC (United Kingdom)	1,002	34,809
Humana, Inc.	258	103,334
Incyte Corp. †	159	13,442
Jazz Pharmaceuticals PLC †	67	9,428
Johnson & Johnson	1,806	261,292
Kobayashi Pharmaceutical Co., Ltd. (Japan)	100	11,993
M3, Inc. (Japan)	500	46,148
Medtronic PLC	3,645	414,437
Merck & Co., Inc.	1,962	157,725
Mettler-Toledo International, Inc. †	13	14,951
Moderna, Inc. †	157	23,980
Neurocrine Biosciences, Inc. †	103	9,779
Novartis AG (Switzerland)	2,048	185,743
Novo Nordisk A/S Class B (Denmark)	2,151	144,465
Ono Pharmaceutical Co., Ltd. (Japan)	700	22,071
PeptiDream, Inc. (Japan) †	300	15,237
PerkinElmer, Inc.	100	13,300
Pfizer, Inc.	4,007	153,508
QIAGEN NV (Netherlands) †	1,432	69,108
Quest Diagnostics, Inc.	736	91,249
Regeneron Pharmaceuticals, Inc. †	70	36,122
Roche Holding AG (Switzerland)	609	200,150
Sarepta Therapeutics, Inc. †	77	10,846
Sartorius Stedim Biotech (France)	138	49,892
Seagen, Inc. †	62	10,559
Shionogi & Co., Ltd. (Japan)	1,100	58,709
Suzuken Co., Ltd. (Japan)	700	26,669
Thermo Fisher Scientific, Inc.	231	107,410
United Therapeutics Corp. †	144	19,100
Vertex Pharmaceuticals, Inc. †	213	48,511
Viatris, Inc. †	5	87
Zoetis, Inc.	374	59,982
		3,491,258
Technology (10.7%)
Accenture PLC Class A	258	64,265
Activision Blizzard, Inc.	597	47,450
Adobe, Inc. †	912	436,365
Advanced Micro Devices, Inc. †	1,912	177,166

28 Dynamic Risk Allocation Fund

COMMON STOCKS (36.1%)* cont.	Shares	Value
Technology cont.
Agilent Technologies, Inc.	181	$21,159
Alphabet, Inc. Class A †	451	791,234
Amdocs, Ltd.	1,282	84,368
Apple, Inc.	8,901	1,059,664
ASML Holding NV (Netherlands)	129	55,863
Black Knight, Inc. †	448	41,046
Brother Industries, Ltd. (Japan)	1,300	24,715
Cadence Design Systems, Inc. †	1,504	174,915
Capgemini SE (France)	212	29,299
Cisco Systems, Inc.	4,837	208,088
eBay, Inc.	5,326	268,590
Electronic Arts, Inc. †	2,086	266,487
F5 Networks, Inc. †	514	83,684
Facebook, Inc. Class A †	701	194,156
Fair Isaac Corp. †	65	30,731
Fidelity National Information Services, Inc.	2,440	362,120
Fujitsu, Ltd. (Japan)	300	41,757
Garmin, Ltd.	1,992	232,586
Hoya Corp. (Japan)	500	66,635
Intuit, Inc.	1,072	377,365
Itochu Techno-Solutions Corp. (Japan)	1,200	42,464
Kakaku.com, Inc. (Japan)	600	16,764
Lasertec Corp. (Japan)	400	42,282
Leidos Holdings, Inc.	2,087	210,161
Logitech International SA (Switzerland)	606	53,492
Microsoft Corp.	4,152	888,819
Nexon Co., Ltd. (Japan)	1,900	57,495
Nomura Research Institute, Ltd. (Japan)	1,500	50,551
NVIDIA Corp.	561	300,730
Oracle Corp.	812	46,869
Otsuka Corp. (Japan)	800	38,779
Qorvo, Inc. †	386	60,478
Roper Technologies, Inc.	584	249,368
Salesforce.com, Inc. †	869	213,600
SAP AG (Germany)	29	3,520
SoftBank Group Corp. (Japan)	200	13,960
Synopsys, Inc. †	1,031	234,553
Take-Two Interactive Software, Inc. †	1,215	219,320
Texas Instruments, Inc.	1,782	287,348
Tokyo Electron, Ltd. (Japan)	200	68,066
Veeva Systems, Inc. Class A †	1,091	302,065
Vontier Corp. †	11,343	376,252
		8,916,644
Transportation (1.1%)
Aena SME SA (Spain) †	235	38,346
Aurizon Holdings, Ltd. (Australia)	11,122	34,718
CH Robinson Worldwide, Inc.	962	90,399
Deutsche Post AG (Germany)	2,827	136,433
Expeditors International of Washington, Inc.	2,592	231,647

Dynamic Risk Allocation Fund 29

COMMON STOCKS (36.1%)* cont.	Shares	Value
Transportation cont.
Hankyu Hanshin Holdings, Inc. (Japan)	500	$16,367
Japan Airlines Co., Ltd. (Japan)	1,100	20,692
Knight-Swift Transportation Holdings, Inc.	5,753	237,541
Odakyu Electric Railway Co., Ltd. (Japan)	900	27,155
Schneider National, Inc. Class B	2,100	43,890
Union Pacific Corp.	59	12,041
West Japan Railway Co. (Japan)	500	22,927
Yangzijiang Shipbuilding Holdings, Ltd. (China)	29,000	18,905
		931,061
Utilities and power (1.5%)
AGL Energy, Ltd. (Australia)	4,241	42,049
American Electric Power Co., Inc.	1,586	134,636
CLP Holdings, Ltd. (Hong Kong)	3,000	28,191
DTE Energy Co.	2,035	256,023
E.ON SE (Germany)	4,599	49,796
Enel SpA (Italy)	8,296	82,695
Eni SpA (Italy)	3,516	34,554
Exelon Corp.	5,993	246,133
Glow Energy PCL (Thailand) F	400	—
Kinder Morgan, Inc.	15,325	220,374
Pinnacle West Capital Corp.	129	10,559
Snam SpA (Italy)	7,331	41,075
WEC Energy Group, Inc.	758	71,972
		1,218,057
Total common stocks (cost $23,186,697)		$29,994,624

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (21.0%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.5%)
Government National Mortgage Association Pass-Through Certificates
3.50%, TBA, 12/1/50	$1,000,000	$1,056,328
3.00%, TBA, 1/1/51	1,000,000	1,043,984
		2,100,312
U.S. Government Agency Mortgage Obligations (18.5%)
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	61,125	68,549
4.00%, 5/1/49	534,763	572,306
Uniform Mortgage-Backed Securities
6.00%, TBA, 12/1/50	1,000,000	1,120,000
3.50%, TBA, 12/1/50	1,000,000	1,054,922
2.50%, TBA, 1/1/51	3,000,000	3,138,047
2.50%, TBA, 12/1/50	3,000,000	3,144,375
2.00%, TBA, 1/1/51	3,000,000	3,109,922
2.00%, TBA, 12/1/50	3,000,000	3,116,719
		15,324,840
Total U.S. government and agency mortgage obligations (cost $17,341,003)		$17,425,152

30 Dynamic Risk Allocation Fund

	Principal
U.S. TREASURY OBLIGATIONS (—%)*	amount	Value
U.S. Treasury Notes
1.875%, 2/28/22 [i]	$10,000	$10,266
1.125%, 2/28/25 [i]	18,000	18,681
Total U.S. treasury obligations (cost $28,947)		$28,947

	Principal
REPURCHASE AGREEMENTS (10.1%)*	amount	Value
Interest in $487,813,000 joint tri-party repurchase agreement dated
11/30/20 with Citigroup Global Markets, Inc. due 12/1/20 — maturity value of $8,369,021 for an effective yield of 0.090% (collateralized by various mortgage backed securities with coupon rates ranging from
1.500% to 3.500% and a due date of 11/1/50, valued at $497,591,009)	$8,369,000	$8,369,000
Total repurchase agreements (cost $8,369,000)		$8,369,000

	Principal
CORPORATE BONDS AND NOTES (9.8%)*	amount	Value
Basic materials (0.4%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes
3.50%, 5/8/24 (Germany)	$10,000	$10,818
Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4.625%, 11/15/22 (Germany)	21,000	22,605
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	48,000	56,985
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	25,000	27,360
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	26,000	27,469
Glencore Funding, LLC 144A company guaranty sr. unsec. notes
1.625%, 9/1/25	8,000	8,107
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.625%, 4/29/24	8,000	8,912
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.00%, 4/16/25	29,000	31,972
International Flavors & Fragrances, Inc. sr. unsec. notes
4.45%, 9/26/28	16,000	18,921
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	5,000	6,756
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	12,000	14,037
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	8,000	8,799
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	14,000	16,805
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds
3.468%, 12/1/50	5,000	5,461
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30	8,000	8,232
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	10,000	11,379
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
8.20%, 1/15/30	11,000	15,546
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
7.95%, 2/15/31	10,000	14,368
		314,532
Capital goods (0.2%)
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	27,000	34,734
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	15,000	19,839
Johnson Controls International PLC sr. unsec. unsub. bonds
4.50%, 2/15/47	8,000	10,415
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	18,000	20,781
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	12,000	14,378

Dynamic Risk Allocation Fund 31

	Principal
CORPORATE BONDS AND NOTES (9.8%)* cont.	amount	Value
Capital goods cont.
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	$20,000	$22,566
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	21,000	24,648
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	3,000	3,242
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	5,000	5,371
Raytheon Technologies Corp. sr. unsec. unsub. notes
4.125%, 11/16/28	3,000	3,581
		159,555
Communication services (0.9%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27 R	8,000	8,796
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	30,000	32,476
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	8,000	9,584
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	34,000	40,016
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	22,000	27,281
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	94,000	96,348
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
notes 3.75%, 2/15/28	13,000	14,568
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 6.484%, 10/23/45	29,000	41,442
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 5.375%, 5/1/47	24,000	30,445
Comcast Corp. company guaranty sr. unsec. unsub. bonds
3.969%, 11/1/47	14,000	17,586
Comcast Corp. company guaranty sr. unsec. unsub. bonds
2.35%, 1/15/27	3,000	3,227
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.50%, 11/15/35	29,000	45,048
Comcast Corp. company guaranty sr. unsec. unsub. notes
3.375%, 2/15/25	16,000	17,650
Comcast Corp. company guaranty sr. unsec. unsub. notes
3.15%, 3/1/26	3,000	3,345
Cox Communications, Inc. 144A company guaranty sr. unsec.
bonds 2.95%, 10/1/50	21,000	21,694
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	8,000	9,028
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28 R	8,000	9,122
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27 R	14,000	15,814
Crown Castle International Corp. sr. unsec. unsub. bonds
3.70%, 6/15/26 R	16,000	17,929
Deutsche Telekom International Finance BV company guaranty sr.
unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	6,000	9,524
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	19,000	20,979
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	26,000	28,359
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%,
1/15/23 (Canada)	5,000	5,400
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	15,000	17,210
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	38,000	42,898
T-Mobile USA, Inc. 144A company guaranty sr. sub. bonds
2.25%, 11/15/31	15,000	15,218

32 Dynamic Risk Allocation Fund

	Principal
CORPORATE BONDS AND NOTES (9.8%)* cont.	amount	Value
Communication services cont.
Verizon Communications, Inc. sr. unsec. unsub. bonds
5.25%, 3/16/37	$12,000	$16,652
Verizon Communications, Inc. sr. unsec. unsub. notes
4.40%, 11/1/34	10,000	12,640
Verizon Communications, Inc. sr. unsec. unsub. notes
4.329%, 9/21/28	66,000	80,119
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)	45,000	47,644
		758,042
Consumer cyclicals (1.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec.
notes 3.55%, 7/26/27 (Canada)	8,000	8,970
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%,
1/25/30 (Canada)	6,000	6,511
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	32,000	36,402
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	24,000	24,945
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%, 12/5/21	68,000	69,735
BMW US Capital, LLC 144A company guaranty sr. unsec. notes
3.95%, 8/14/28	2,000	2,321
BMW US Capital, LLC 144A company guaranty sr. unsec. notes
3.40%, 8/13/21	5,000	5,105
BMW US Capital, LLC 144A company guaranty sr. unsec. notes
2.00%, 4/11/21	42,000	42,201
Discovery Communications, LLC company guaranty sr. unsec.
unsub. notes 3.625%, 5/15/30	8,000	9,067
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	33,000	36,680
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24	12,000	13,247
General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 4.00%, 10/6/26	21,000	23,465
General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.30%, 7/13/25	7,000	7,832
General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/25	3,000	3,284
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	21,000	22,972
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	3,000	3,246
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27	51,000	53,104
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	17,000	18,752
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28
(United Kingdom)	5,000	5,981
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)	80,000	91,700
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds
4.65%, 10/1/28	59,000	70,863
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30	15,000	17,321
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	8,000	9,264
Moody’s Corp. sr. unsec. bonds 2.55%, 8/18/60	6,000	5,655
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes
3.60%, 4/15/26	25,000	28,356
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26	3,000	3,605

Dynamic Risk Allocation Fund 33

	Principal
CORPORATE BONDS AND NOTES (9.8%)* cont.	amount	Value
Consumer cyclicals cont.
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	$3,000	$2,966
S&P Global, Inc. company guaranty sr. unsec. unsub. notes
2.95%, 1/22/27	9,000	9,967
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	60,000	63,150
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	53,000	55,584
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	23,000	27,290
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds
2.90%, 1/15/27	18,000	19,659
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes
4.00%, 1/15/26	4,000	4,565
Walt Disney Co. (The) company guaranty sr. unsec. bonds
7.75%, 12/1/45	18,000	31,387
		835,152
Consumer staples (0.4%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	9,000	10,172
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. bonds 5.55%, 1/23/49	10,000	14,394
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 4.75%, 1/23/29	12,000	14,744
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 4.15%, 1/23/25	10,000	11,360
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds
4.50%, 2/15/45	17,000	21,379
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
7.00%, 10/15/37	62,000	94,885
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
5.625%, 3/15/42	19,000	26,518
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes
4.597%, 5/25/28	17,000	20,577
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes
4.417%, 5/25/25	21,000	24,225
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes
4.057%, 5/25/23	6,000	6,512
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes
3.875%, 5/15/27	4,000	4,330
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26	65,000	67,600
Mondelez International, Inc. sr. unsec. sub. notes 2.125%, 4/13/23	6,000	6,225
		322,921
Energy (1.0%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	40,000	46,414
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21	28,000	28,194
Concho Resources, Inc. company guaranty sr. unsec. notes
3.75%, 10/1/27	28,000	31,849
Diamondback Energy, Inc. company guaranty sr. unsec. notes
3.25%, 12/1/26	6,000	6,351
Energy Transfer Operating LP company guaranty sr. unsec. bonds
3.75%, 5/15/30	15,000	15,521

34 Dynamic Risk Allocation Fund

	Principal
CORPORATE BONDS AND NOTES (9.8%)* cont.	amount	Value
Energy cont.
Energy Transfer Operating LP company guaranty sr. unsec. notes
5.875%, 1/15/24	$24,000	$26,646
Energy Transfer Operating LP company guaranty sr. unsec. notes
2.90%, 5/15/25	10,000	10,400
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	36,000	29,430
Energy Transfer Operating LP sr. unsec. unsub. bonds
6.125%, 12/15/45	7,000	7,926
Energy Transfer Operating LP sr. unsec. unsub. notes
5.20%, 2/1/22	12,000	12,435
Energy Transfer Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22	3,000	3,143
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	15,000	15,677
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	124,000	124,396
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	45,000	55,814
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	18,000	18,945
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.999%, 1/27/28 (Brazil)	45,000	52,538
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.299%, 1/27/25 (Brazil)	5,000	5,667
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela) (In default) †	110,000	3,300
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB
7.69%, 1/23/50 (Mexico)	10,000	9,226
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB
5.95%, 1/28/31 (Mexico)	82,000	76,383
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.50%, 3/13/27 (Mexico)	24,000	24,097
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	9,000	10,096
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	12,000	13,897
Shell International Finance BV company guaranty sr. unsec. unsub.
notes 2.875%, 5/10/26 (Netherlands)	34,000	37,573
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	16,000	17,756
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	30,000	31,275
Total Capital International SA company guaranty sr. unsec. unsub.
notes 2.75%, 6/19/21 (France)	117,000	118,497
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%,
3/15/77 (Canada)	25,000	26,416
		859,862
Financials (3.4%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	43,000	47,878
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	33,000	33,711
American Express Co. sr. unsec. notes 2.65%, 12/2/22	35,000	36,608
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	1,000	1,458
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	40,000	42,028
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%,
perpetual maturity	49,000	54,758

Dynamic Risk Allocation Fund 35

	Principal
CORPORATE BONDS AND NOTES (9.8%)* cont.	amount	Value
Financials cont.
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22	$12,000	$12,171
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN,
3.248%, 10/21/27	26,000	28,906
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%,
4/13/21 (Canada)	47,000	47,509
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	4,000	4,529
Bank of Nova Scotia (The) sr. unsec. notes 2.00%,
11/15/22 (Canada)	40,000	41,318
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%,
3/7/22 (Canada)	8,000	8,239
Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
bonds 2.85%, 10/15/50	25,000	27,354
Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
unsub. notes 4.25%, 1/15/21	8,000	8,039
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	5,000	5,042
Blackstone Holdings Finance Co., LLC 144A company guaranty sr.
unsec. unsub. bonds 1.60%, 3/30/31	5,000	4,990
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	32,000	34,662
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/1/26	15,000	17,577
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	54,000	60,818
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	26,000	29,473
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	10,000	11,409
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22	35,000	36,662
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	21,000	24,639
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	22,000	25,698
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%,
9/19/27 (Australia)	26,000	29,288
Digital Realty Trust LP company guaranty sr. unsec. bonds
4.45%, 7/15/28 R	33,000	39,612
Digital Realty Trust LP company guaranty sr. unsec. notes
4.75%, 10/1/25 R	19,000	22,282
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%,
4/17/28 (Canada)	37,000	40,911
Fairfax US, Inc. 144A company guaranty sr. unsec. notes
4.875%, 8/13/24	42,000	45,192
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	12,000	11,951
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	9,000	10,687
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
5.75%, 1/24/22	45,000	47,744
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
3.85%, 1/26/27	54,000	61,718
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.60%, 2/7/30	30,000	32,174
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.60%, 12/27/20	108,000	108,170
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	22,000	23,667
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	23,000	23,880
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	13,000	13,099
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	5,000	5,406

36 Dynamic Risk Allocation Fund

	Principal
CORPORATE BONDS AND NOTES (9.8%)* cont.	amount	Value
Financials cont.
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%,
perpetual maturity	$25,000	$25,508
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD
3 Month + 1.00%), 1.221%, 5/15/47	66,000	53,265
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	84,000	107,052
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	11,000	12,009
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	70,000	74,817
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec.
unsub. bonds 5.125%, 6/1/44	8,000	10,267
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%,
7/26/21 (Japan)	76,000	77,587
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	25,000	34,622
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	54,000	61,716
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 5.50%, 7/28/21	25,000	25,833
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN,
3.125%, 1/23/23	125,000	132,023
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.50%,
1/12/21 (Australia)	250,000	250,641
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
144A sr. unsec. notes 4.875%, 4/15/45	28,000	31,883
New York Life Global Funding 144A notes 1.10%, 5/5/23	110,000	111,894
PNC Financial Services Group, Inc. (The) sr. unsec. notes
3.30%, 3/8/22	11,000	11,381
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	3,000	3,213
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	2,000	2,138
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22	15,000	15,564
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%,
4/29/22 (Canada)	2,000	2,070
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%,
1/27/26 (Canada)	14,000	16,604
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec.
notes 4.25%, 12/6/42	27,000	33,733
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%,
9/15/31 (Canada)	19,000	21,423
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	20,000	20,964
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	4,000	4,101
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN,
2.95%, 7/15/22	18,000	18,741
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22
(United Kingdom)	200,000	203,768
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	200,000	208,500
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%,
perpetual maturity	22,000	24,008
Westpac Banking Corp. unsec. sub. bonds 4.421%,
7/24/39 (Australia)	6,000	7,784
Westpac Banking Corp. unsec. sub. bonds 2.963%,
11/16/40 (Australia)	22,000	23,694
Willis Towers Watson PLC company guaranty sr. unsec. unsub.
notes 5.75%, 3/15/21	15,000	15,226
		2,803,286

Dynamic Risk Allocation Fund 37

	Principal
CORPORATE BONDS AND NOTES (9.8%)* cont.	amount	Value
Health care (0.8%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	$56,000	$63,320
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25 (acquired 5/12/20,
cost $7,515) ∆∆	7,000	7,820
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	22,000	29,773
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	32,000	34,720
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	11,000	12,030
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	70,000	74,300
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 8/15/22	45,000	47,210
Bristol-Myers Squibb Co. sr. unsec. notes 2.25%, 8/15/21	35,000	35,475
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30	25,000	25,096
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	10,000	11,687
Cigna Corp. company guaranty sr. unsec. unsub. notes
3.90%, 2/15/22	32,000	33,327
Cigna Corp. company guaranty sr. unsec. unsub. notes
3.75%, 7/15/23	18,000	19,485
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	18,000	22,839
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	19,000	20,328
DH Europe Finance II Sarl company guaranty sr. unsec. bonds
3.40%, 11/15/49 (Luxembourg)	6,000	7,151
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	18,000	20,815
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	10,000	13,269
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	15,000	18,896
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds
4.00%, 11/20/45	27,000	35,281
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	14,000	15,811
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	10,000	10,600
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	5,000	5,125
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	41,000	48,837
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	22,000	23,384
Viatris, Inc. 144A company guaranty sr. unsec. notes
2.30%, 6/22/27	14,000	14,752
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	14,000	16,561
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	20,000	20,772
		688,664
Technology (1.2%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	9,000	8,891
Analog Devices, Inc. sr. unsec. unsub. notes 3.90%, 12/15/25	9,000	10,258
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	8,000	11,015
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	50,000	50,557
Apple, Inc. sr. unsec. notes 0.75%, 5/11/23	40,000	40,481
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	12,000	16,659
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	34,000	43,766
Broadcom Corp./Broadcom Cayman Finance, Ltd. company
guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	32,000	35,249
Broadcom, Inc. company guaranty sr. unsec. bonds
4.15%, 11/15/30	50,000	58,068
Cisco Systems, Inc. sr. unsec. unsub. bonds 5.90%, 2/15/39	3,000	4,632
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	14,000	15,400
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	84,000	84,393

38 Dynamic Risk Allocation Fund

	Principal
CORPORATE BONDS AND NOTES (9.8%)* cont.	amount	Value
Technology cont.
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds
8.35%, 7/15/46	$7,000	$10,232
Fidelity National Information Services, Inc. sr. unsec. notes
3.75%, 5/21/29	22,000	25,617
Fidelity National Information Services, Inc. sr. unsec. notes
3.00%, 8/15/26	6,000	6,679
Fidelity National Information Services, Inc. sr. unsec. sub. notes
Ser. 10Y, 4.25%, 5/15/28	7,000	8,333
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	20,000	23,815
Microchip Technology, Inc. company guaranty sr. notes
4.333%, 6/1/23	34,000	36,811
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	88,000	113,335
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	10,000	10,242
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	82,000	82,655
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	51,000	52,430
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	12,000	14,687
Oracle Corp. sr. unsec. unsub. notes 3.625%, 7/15/23	40,000	43,443
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	41,000	44,731
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	22,000	22,897
Oracle Corp. sr. unsec. unsub. notes 1.90%, 9/15/21	35,000	35,402
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	38,000	44,665
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	9,000	8,785
		964,128
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec.
bonds 3.40%, 11/15/26	8,000	8,843
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec.
notes 3.90%, 2/1/24	7,000	7,638
		16,481
Utilities and power (0.5%)
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27	20,000	22,038
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	30,000	30,524
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J,
4.30%, 12/1/28	19,000	22,716
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	6,000	7,819
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	19,000	21,200
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	3,000	4,675
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	14,000	16,300
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23	15,000	16,181
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%,
6/10/44 (Canada)	6,000	6,912
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	17,000	19,705
Enterprise Products Operating, LLC company guaranty sr. unsec.
unsub. bonds 4.25%, 2/15/48	30,000	35,004
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	14,000	15,223
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 5.40%, 9/1/44	14,000	17,053
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
unsub. notes 3.45%, 2/15/23	20,000	21,051

Dynamic Risk Allocation Fund 39

	Principal
CORPORATE BONDS AND NOTES (9.8%)* cont.	amount	Value
Utilities and power cont.
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes
3.15%, 1/15/23	$27,000	$28,350
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	32,000	36,430
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	12,000	12,885
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	30,000	36,363
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	3,000	3,017
Vistra Operations Co., LLC 144A company guaranty sr. notes
4.30%, 7/15/29	9,000	10,042
Vistra Operations Co., LLC 144A company guaranty sr. notes
3.55%, 7/15/24	9,000	9,685
		393,173
Total corporate bonds and notes (cost $7,526,560)		$8,115,796

	Principal
MORTGAGE-BACKED SECURITIES (4.6%)*	amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation REMICs IFB Ser. 3829,
Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.809%, 3/15/41	$83,702	$15,640
Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.904%, 6/20/43	180,447	34,471
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	102,305	17,803
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	195,857	15,056
Ser. 15-H26, Class DI, IO, 1.869%, 10/20/65	266,313	23,687
Ser. 17-H22, Class EI, IO, 1.769%, 10/20/67	262,989	23,975
		130,632
Commercial mortgage-backed securities (2.4%)
Bank FRB Ser. 17-BNK8, Class B, 4.063%, 11/15/50 W	25,000	27,990
Barclays Commercial Mortgage Trust Ser. 19-C3, Class B,
4.096%, 5/15/52	21,000	23,564
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class AM,
3.709%, 11/13/50 W	18,000	19,840
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.261%, 11/10/46 W	17,000	17,145
Ser. 13-GC11, Class B, 3.732%, 4/10/46 W	31,000	32,377
FRB Ser. 14-GC19, Class XA, IO, 1.31%, 3/10/47 W	960,074	29,808
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.262%, 3/10/47 W	13,000	12,637
FRB Ser. 12-GC8, Class XA, IO, 1.915%, 9/10/45 W	595,626	13,071
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.72%, 12/10/44 W	33,000	26,657
FRB Ser. 14-CR17, Class C, 4.945%, 5/10/47 W	37,000	36,674
Ser. 14-UBS2, Class B, 4.701%, 3/10/47	24,000	25,680
FRB Ser. 14-UBS6, Class C, 4.594%, 12/10/47 W	51,000	49,090
Ser. 14-UBS3, Class B, 4.313%, 6/10/47	16,000	17,280
Ser. 14-CR19, Class AM, 4.08%, 8/10/47	35,000	38,086
3.829%, 2/10/48 W	39,000	41,556
FRB Ser. 14-LC15, Class XA, IO, 1.254%, 4/10/47 W	1,400,118	41,023
FRB Ser. 13-CR11, Class XA, IO, 1.087%, 8/10/50 W	625,131	13,904
FRB Ser. 14-UBS6, Class XA, IO, 1.036%, 12/10/47 W	1,253,155	33,798

40 Dynamic Risk Allocation Fund

	Principal
MORTGAGE-BACKED SECURITIES (4.6%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.503%, 12/15/49 W	$125,000	$107,325
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.513%, 8/10/44 W	100,000	93,926
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K108,
Class X1, IO, 1.81%, 3/25/30 W	127,000	17,032
Multifamily Structured Pass-Through Certificates FRB Ser. K114,
Class XAM, IO, 1.436%, 6/25/30 W	374,000	42,734
Multifamily Structured Pass-Through Certificates FRB Ser. K104,
Class XAM, IO, 1.384%, 1/25/30 W	159,000	18,096
Multifamily Structured Pass-Through Certificates FRB Ser. KW01,
Class X1, IO, 1.106%, 1/25/26 W	417,438	16,821
Multifamily Structured Pass-Through Certificates FRB Ser. K740,
Class X1, IO, 0.761%, 9/25/27 W	349,000	15,941
Multifamily Structured Pass-Through Certificates FRB Ser. K087,
Class X1, IO, 0.51%, 12/25/28 W	802,052	22,082
GS Mortgage Securities Trust
Ser. 15-GC32, Class AS, 4.018%, 7/10/48 W	25,000	27,550
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	23,000	25,402
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	23,000	25,127
FRB Ser. 14-GC22, Class XA, IO, 1.137%, 6/10/47 W	1,699,323	42,823
GS Mortgage Securities Trust 144A
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	18,000	18,488
FRB Ser. 13-GC14, Class B, 4.901%, 8/10/46 W	23,000	24,753
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.705%, 9/15/47 W	86,000	73,242
FRB Ser. 13-C12, Class B, 4.236%, 7/15/45 W	22,000	22,959
Ser. 15-C29, Class B, 4.118%, 5/15/48 W	35,000	36,477
FRB Ser. 14-C22, Class XA, IO, 0.983%, 9/15/47 W	3,036,769	78,626
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-C16, Class AS, 4.517%, 12/15/46	18,000	19,504
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B,
3.335%, 4/20/48 W	147,000	153,152
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.219%, 2/15/47 W	23,000	24,337
FRB Ser. 14-C17, Class C, 4.637%, 8/15/47 W	44,000	40,200
FRB Ser. 15-C24, Class B, 4.487%, 5/15/48 W	18,000	19,319
Ser. 14-C16, Class AS, 4.094%, 6/15/47	18,000	19,388
Ser. 14-C15, Class A4, 4.051%, 4/15/47	19,000	20,736
Ser. 13-C8, Class B, 3.694%, 12/15/48 W	21,000	21,687
Ser. 12-C6, Class AS, 3.476%, 11/15/45	19,000	19,615
FRB Ser. 14-C17, Class XA, IO, 1.233%, 8/15/47 W	482,205	12,994
FRB Ser. 13-C12, Class XA, IO, 0.749%, 10/15/46 W	677,383	9,290
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB
Ser. 12-C5, Class E, 4.831%, 8/15/45 W	28,000	27,424
Morgan Stanley Capital I Trust Ser. 16-BNK2, Class AS,
3.282%, 11/15/49	16,000	17,248
Morgan Stanley Capital I Trust 144A
Ser. 12-C4, Class C, 5.599%, 3/15/45 W	100,000	89,059
FRB Ser. 11-C3, Class B, 5.419%, 7/15/49 W	35,000	35,534

Dynamic Risk Allocation Fund 41

	Principal
MORTGAGE-BACKED SECURITIES (4.6%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C2,
Class D, 5.045%, 5/10/63 W	$48,000	$27,630
Wells Fargo Commercial Mortgage Trust
Ser. 18-C48, Class B, 4.904%, 1/15/52 W	14,000	16,489
FRB Ser. 13-LC12, Class C, 4.41%, 7/15/46 W	45,000	39,445
Ser. 19-C49, Class AS, 4.244%, 3/15/52	14,000	16,291
Ser. 15-NXS3, Class AS, 3.972%, 9/15/57 W	15,000	16,504
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46 W	33,000	35,453
FRB Ser. 13-C11, Class C, 4.342%, 3/15/45 W	18,000	18,532
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46 W	48,000	51,207
Ser. 13-C12, Class AS, 3.56%, 3/15/48	15,000	15,654
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.842%, 3/15/44 W	47,000	25,262
FRB Ser. 12-C6, Class D, 5.765%, 4/15/45 W	25,000	24,876
FRB Ser. 11-C5, Class XA, IO, 1.832%, 11/15/44 W	858,212	5,713
FRB Ser. 12-C10, Class XA, IO, 1.672%, 12/15/45 W	764,042	17,750
		2,049,877
Residential mortgage-backed securities (non-agency) (2.0%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A,
3.555%, 5/25/35 W	32,727	33,553
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
1.683%, 6/25/46	136,689	120,407
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%),
0.36%, 4/25/47	21,762	15,467
Ellington Financial Mortgage Trust 144A Ser. 20-1, Class A1,
2.006%, 5/25/65 W	85,204	86,449
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3,
(1 Month US LIBOR + 5.55%), 5.699%, 7/25/28	199,486	210,160
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3,
(1 Month US LIBOR + 4.65%), 4.80%, 10/25/28	174,848	181,331
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2,
(1 Month US LIBOR + 2.65%), 2.80%, 1/25/49	8,867	8,776
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2,
(1 Month US LIBOR + 2.35%), 2.50%, 2/25/49	7,239	7,153
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1,
Class M2, (1 Month US LIBOR + 1.90%), 2.05%, 1/25/50	17,000	16,830
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2,
(1 Month US LIBOR + 6.95%), 7.10%, 8/25/28	19,641	21,024
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2,
(1 Month US LIBOR + 6.75%), 6.90%, 8/25/28	125,805	132,095
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2,
(1 Month US LIBOR + 6.00%), 6.15%, 9/25/28	79,657	84,213
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 5.85%, 4/25/28	105,110	112,115

42 Dynamic Risk Allocation Fund

	Principal
MORTGAGE-BACKED SECURITIES (4.6%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 5.15%, 7/25/25	$18,199	$18,628
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2,
(1 Month US LIBOR + 4.90%), 5.05%, 11/25/24	14,433	14,733
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2,
(1 Month US LIBOR + 4.45%), 4.60%, 1/25/29	19,828	20,540
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2,
(1 Month US LIBOR + 4.35%), 4.50%, 5/25/29	5,590	5,794
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2,
(1 Month US LIBOR + 4.25%), 4.40%, 1/25/29	46,172	48,191
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 4.15%, 5/25/25	6,031	6,126
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2,
(1 Month US LIBOR + 3.65%), 3.80%, 9/25/29	45,188	45,888
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 3.70%, 7/25/29	14,051	14,440
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2,
(1 Month US LIBOR + 2.60%), 2.75%, 5/25/24	23,605	21,993
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2,
(1 Month US LIBOR + 2.25%), 2.40%, 7/25/30	7,311	7,241
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1,
(1 Month US LIBOR + 1.25%), 1.40%, 7/25/29	10,000	10,191
Federal National Mortgage Association 144A Connecticut Avenue
Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR
+ 2.15%), 2.30%, 11/25/39	28,644	27,744
GSAA Trust FRB Ser. 07-6, Class 1A1, (1 Month US LIBOR + 0.12%),
0.27%, 5/25/47	22,406	16,744
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2,
3.79%, 2/25/35 W	14,125	14,676
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1,
0.975%, 8/26/47 W	80,000	76,935
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10,
(1 Month US LIBOR + 0.90%), 1.05%, 11/25/34	38,101	38,081
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7,
Class 1A1, (1 Month US LIBOR + 0.85%), 1.00%, 5/25/47	47,231	36,713
Towd Point Mortgage Trust 144A Ser. 14-1, Class A2,
3.25%, 10/25/53 W	99,939	101,319
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.037%, 9/25/35 W	16,257	16,439
FRB Ser. 05-AR12, Class 1A8, 2.938%, 10/25/35 W	64,166	63,404
		1,635,393
Total mortgage-backed securities (cost $3,988,101)		$3,815,902

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (0.9%)*		amount	Value
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%,
1/25/27 (Dominican Republic)		$117,000	$131,479
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%,
1/8/26 (Indonesia)		200,000	233,744
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%,
3/22/30 (Ivory Coast)	EUR	100,000	125,239

Dynamic Risk Allocation Fund 43

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (0.9%)* cont.	amount	Value
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	$83,000	$105,618
Peru (Republic of) sr. unsec. unsub. bonds 5.625%, 11/18/50 (Peru)	10,000	15,275
Peru (Republic of) sr. unsec. unsub. notes 2.392%, 1/23/26 (Peru)	42,000	44,205
Romania (Government of) 144A sr. unsec. bonds 3.00%,
2/14/31 (Romania)	30,000	32,062
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%,
3/21/36 (Uruguay)	20,000	31,725
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela)
(In default) †	51,000	4,590
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †	82,000	7,380
Total foreign government and agency bonds and notes (cost $678,423)		$731,317

	Principal
COMMODITY LINKED NOTES (0.7%)*†††	amount	Value
Goldman Sachs International 144A notes zero %, 2021 (Indexed to the
S&P GSCI Excess Return Index multiplied by 3)	$820,000	$600,748
Total commodity Linked Notes (cost $820,000)		$600,748

	Principal
ASSET-BACKED SECURITIES (0.5%)*	amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE,
(BBA LIBOR USD 3 Month + 2.90%), 3.109%, 7/25/24	$34,000	$34,085
Mello Warehouse Securitization Trust 144A FRB Ser. 20-1, Class A,
(1 Month US LIBOR + 0.09%), 1.05%, 10/25/53	25,000	25,000
MRA Issuance Trust 144A FRB Ser. 20-11, Class A1X,
(1 Month US LIBOR + 1.75%), 1.90%, 4/23/21	38,000	38,000
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.90%, 9/7/21	40,000	40,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%),
1.65%, 10/10/21	38,000	38,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%),
1.30%, 6/25/51	39,000	39,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%),
0.976%, 3/26/21	86,000	86,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%),
zero %, 12/10/21	38,000	38,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A,
(1 Month US LIBOR + 0.60%), 0.749%, 1/25/46	70,407	70,246
Total asset-backed securities (cost $408,124)		$408,331

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.3%)*	date/strike	Notional		Contract
Counterparty	price	amount		amount	Value
Bank of America N.A.
GBP/USD (Put)	Dec-20/$1.23	$760,295	GBP	570,300	$92
SPDR S&P 500 ETF Trust (Put)	Oct-21/275.00	3,580,773		$9,890	77,230
SPDR S&P 500 ETF Trust (Put)	May-21/235.00	3,607,566		9,964	15,635
Citibank, N.A.
SPDR S&P 500 ETF Trust (Put)	Aug-21/275.00	3,591,997		9,921	61,892
SPDR S&P 500 ETF Trust (Put)	Jul-21/255.00	3,609,738		9,970	36,535

44 Dynamic Risk Allocation Fund

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.3%)* cont.	date/strike	Notional		Contract
Counterparty	price	amount		amount	Value
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	$1,550,586	EUR	1,299,900	$147
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Sep-21/$270.00	3,447,897		9,523	$63,273
SPDR S&P 500 ETF Trust (Put)	Jun-21/250.00	3,607,566		9,964	27,266
Total purchased options outstanding (cost $883,898)					$282,070

	Principal amount/
SHORT-TERM INVESTMENTS (34.7%)*		shares	Value
Australia & New Zealand Banking Group, Ltd. commercial paper
0.130%, 12/22/20		$500,000	$499,970
BPCE SA commercial paper 0.230%, 3/19/21		500,000	499,663
CAFCO, LLC asset backed commercial paper 0.180%, 2/12/21		500,000	499,826
Federal Home Loan Banks discount notes commercial paper
0.088%, 2/24/21		500,000	499,895
FMS Wertmanagement commercial paper 0.130%, 12/9/20		500,000	499,990
Mizuho Bank, Ltd./New York, NY commercial paper
0.140%, 12/8/20		500,000	499,987
Nationwide Building Society commercial paper 0.165%, 12/9/20		500,000	499,981
Putnam Cash Collateral Pool, LLC 0.17% [d]	Shares	120,060	120,060
Putnam Short Term Investment Fund Class P 0.17% L	Shares	19,169,628	19,169,628
Skandinaviska Enskilda Banken AB commercial paper
0.200%, 2/18/21		$500,000	499,803
Societe Generale SA commercial paper 0.170%, 12/9/20		500,000	499,987
State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.02% P	Shares	260,000	260,000
Sumitomo Mitsui Trust Bank Ltd./Singapore commercial paper
0.200%, 2/3/21		$500,000	499,849
Toronto-Dominion Bank (The) commercial paper
0.145%, 12/11/20		500,000	499,985
U.S. Treasury Bills 0.103%, 12/8/20 # ∆ §		1,900,000	1,899,982
U.S. Treasury Bills 0.095%, 1/12/21 # §		300,000	299,972
U.S. Treasury Bills 0.092%, 1/5/21 # §		700,000	699,952
U.S. Treasury Bills 0.077%, 12/22/20 # §		200,000	199,991
U.S. Treasury Cash Management Bills 0.091%, 2/16/21 # §		500,000	499,935
U.S. Treasury Cash Management Bills 0.090%, 2/2/21 # ∆ §		200,000	199,976
Total short-term investments (cost $28,848,268)			$28,848,432

TOTAL INVESTMENTS
Total investments (cost $92,079,021)	$98,620,319

Key to holding’s currency abbreviations

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD /$	United States Dollar

Dynamic Risk Allocation Fund 45

Key to holding’s abbreviations

bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2020 through November 30, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $83,055,661.

††† The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† This security is non-income-producing.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $7,820, or less than 0.1% of net assets.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $2,612,857 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $152,996 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $552,930 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

46 Dynamic Risk Allocation Fund

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $13,382,812 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 11/30/20 (aggregate face value $52,786,666) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Sell	1/20/21	$31,212	$27,853	$(3,359)
	British Pound	Buy	12/16/20	1,872,914	1,872,682	232
	Canadian Dollar	Sell	1/20/21	112,612	109,885	(2,727)
	Chinese Yuan (Offshore)	Sell	2/18/21	64,311	63,842	(469)
	Euro	Sell	12/16/20	747,878	743,339	(4,539)
	Hong Kong Dollar	Sell	2/17/21	134,783	134,726	(57)
	Japanese Yen	Sell	2/17/21	157,294	156,915	(379)
	Mexican Peso	Sell	1/20/21	3,317	1,788	(1,529)
	New Zealand Dollar	Sell	1/20/21	57,924	53,524	(4,400)
	Swedish Krona	Buy	12/16/20	203,794	204,414	(620)
	Swiss Franc	Buy	12/16/20	342,742	341,694	1,048
Barclays Bank PLC
	British Pound	Buy	12/16/20	72,805	72,787	18
	Euro	Sell	12/16/20	330,202	328,865	(1,337)
	Hong Kong Dollar	Sell	2/17/21	134,693	134,642	(51)
	Japanese Yen	Sell	2/17/21	119,602	119,314	(288)
	New Zealand Dollar	Sell	1/20/21	9,677	16,020	6,343
	Polish Zloty	Buy	12/16/20	147,829	144,803	3,026
	Swedish Krona	Sell	12/16/20	131,217	128,962	(2,255)
Citibank, N.A.
	Australian Dollar	Buy	1/20/21	67,419	65,113	2,306
	British Pound	Buy	12/16/20	7,601	7,949	(348)
	Canadian Dollar	Buy	1/20/21	1,864,793	1,826,349	38,444
	Chilean Peso	Buy	1/20/21	123,297	118,134	5,163

Dynamic Risk Allocation Fund 47

FORWARD CURRENCY CONTRACTS at 11/30/20 (aggregate face value $52,786,666) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Citibank, N.A. cont.
	Danish Krone	Buy	12/16/20	$188,591	$186,635	$1,956
	Euro	Sell	12/16/20	1,022,588	1,009,440	(13,148)
	Japanese Yen	Sell	2/17/21	207,971	207,594	(377)
	New Zealand Dollar	Sell	1/20/21	130,854	123,889	(6,965)
	Swedish Krona	Sell	12/16/20	62,174	61,089	(1,085)
Credit Suisse International
	Australian Dollar	Buy	1/20/21	123,750	118,834	4,916
	British Pound	Sell	12/16/20	138,009	138,588	579
	Canadian Dollar	Sell	1/20/21	29,732	28,882	(850)
	Euro	Sell	12/16/20	108,356	106,878	(1,478)
	New Zealand Dollar	Buy	1/20/21	31,135	29,504	1,631
Goldman Sachs International
	Australian Dollar	Buy	1/20/21	596,421	597,737	(1,316)
	Brazilian Real	Buy	2/2/21	16,669	13,893	2,776
	British Pound	Buy	12/16/20	32,002	32,022	(20)
	Canadian Dollar	Buy	1/20/21	625,449	619,536	5,913
	Chinese Yuan (Offshore)	Buy	2/18/21	356,120	357,052	(932)
	Euro	Sell	12/16/20	24,583	24,475	(108)
	Hong Kong Dollar	Buy	2/17/21	37,612	37,601	11
	Japanese Yen	Sell	2/17/21	1,286,407	1,283,243	(3,164)
	New Taiwan Dollar	Sell	2/17/21	3,044	1,092	(1,952)
	New Zealand Dollar	Sell	1/20/21	547,610	538,550	(9,060)
	Norwegian Krone	Buy	12/16/20	220,319	218,030	2,289
	Swedish Krona	Buy	12/16/20	481,833	476,370	5,463
	Swiss Franc	Sell	12/16/20	140,488	140,605	117
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/20/21	165,905	162,064	3,841
	British Pound	Buy	12/16/20	62,937	62,124	813
	Canadian Dollar	Sell	1/20/21	25,727	26,866	1,139
	Chinese Yuan (Offshore)	Sell	2/18/21	72,133	71,950	(183)
	Euro	Buy	12/16/20	6,516,808	6,468,262	48,546
	Hong Kong Dollar	Sell	2/17/21	43,727	43,719	(8)
	Indian Rupee	Buy	2/17/21	1,332	2,668	(1,336)
	Japanese Yen	Sell	2/17/21	498,279	497,471	(808)
	New Zealand Dollar	Sell	1/20/21	10,028	9,501	(527)
	Norwegian Krone	Buy	12/16/20	51,893	49,383	2,510
	South Korean Won	Buy	2/17/21	7,321	1,634	5,687
	Swedish Krona	Buy	12/16/20	25,635	24,858	777
	Swiss Franc	Sell	12/16/20	76,410	75,535	(875)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/20/21	227,890	228,908	(1,018)
	British Pound	Sell	12/16/20	199,479	189,503	(9,976)
	Canadian Dollar	Buy	1/20/21	17,100	17,367	(267)
	Chinese Yuan (Offshore)	Buy	2/18/21	2,054	2,388	(334)

48 Dynamic Risk Allocation Fund

FORWARD CURRENCY CONTRACTS at 11/30/20 (aggregate face value $52,786,666) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
JPMorgan Chase Bank N.A. cont.
	Euro	Buy	12/16/20	$6,070,970	$6,046,894	$24,076
	Indian Rupee	Buy	2/17/21	1,331	2,523	(1,192)
	Japanese Yen	Buy	2/17/21	5,777,238	5,764,720	12,518
	New Taiwan Dollar	Sell	2/17/21	3,181	2,374	(807)
	New Zealand Dollar	Sell	1/20/21	242,494	243,850	1,356
	Norwegian Krone	Buy	12/16/20	38,099	37,597	502
	Singapore Dollar	Buy	2/17/21	147,273	144,683	2,590
	South Korean Won	Sell	2/17/21	51,886	57,746	5,860
	Swedish Krona	Buy	12/16/20	147,719	146,967	752
	Swiss Franc	Sell	12/16/20	449,759	449,701	(58)
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	1/20/21	457,396	457,861	(465)
	British Pound	Buy	12/16/20	500,830	487,559	13,271
	Canadian Dollar	Buy	1/20/21	241,629	237,426	4,203
	Euro	Buy	12/16/20	1,869,276	1,851,076	18,200
	Japanese Yen	Buy	2/17/21	136,590	136,920	(330)
	New Zealand Dollar	Buy	1/20/21	222,719	212,301	10,418
	Norwegian Krone	Buy	12/16/20	26,115	26,100	15
	Swedish Krona	Buy	12/16/20	161,972	161,564	408
	Swiss Franc	Buy	12/16/20	185,299	185,240	59
NatWest Markets PLC
	Australian Dollar	Buy	1/20/21	322,703	324,881	(2,178)
	British Pound	Buy	12/16/20	93,073	91,099	1,974
	Canadian Dollar	Buy	1/20/21	136,567	134,445	2,122
	Euro	Sell	12/16/20	304,068	303,153	(915)
	Japanese Yen	Sell	2/17/21	1,023,578	1,018,183	(5,395)
	New Zealand Dollar	Sell	1/20/21	350,207	347,393	(2,814)
	Swedish Krona	Sell	12/16/20	94,806	92,860	(1,946)
	Swiss Franc	Sell	12/16/20	85,217	84,877	(340)
State Street Bank and Trust Co.
	Australian Dollar	Sell	1/20/21	192,344	185,000	(7,344)
	British Pound	Sell	12/16/20	108,139	120,714	12,575
	Canadian Dollar	Buy	1/20/21	23,647	21,767	1,880
	Chinese Yuan (Offshore)	Sell	2/18/21	197,841	197,157	(684)
	Euro	Sell	12/16/20	130,314	119,569	(10,745)
	Hong Kong Dollar	Sell	2/17/21	499,624	499,424	(200)
	Israeli Shekel	Buy	1/20/21	109,076	106,867	2,209
	Japanese Yen	Buy	2/17/21	5,635,753	5,623,320	12,433
	New Zealand Dollar	Sell	1/20/21	96,002	95,168	(834)
	Norwegian Krone	Sell	12/16/20	28,599	23,862	(4,737)
	Swedish Krona	Buy	12/16/20	431,496	423,686	7,810
	Swiss Franc	Buy	12/16/20	598,284	597,597	687

Dynamic Risk Allocation Fund 49

FORWARD CURRENCY CONTRACTS at 11/30/20 (aggregate face value $52,786,666) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Toronto-Dominion Bank
	Australian Dollar	Buy	1/20/21	$97,825	$95,660	$2,165
	British Pound	Sell	12/16/20	19,201	20,000	799
	Canadian Dollar	Sell	1/20/21	170,843	167,289	(3,554)
	Euro	Sell	12/16/20	313,853	314,092	239
	Hong Kong Dollar	Sell	2/17/21	17,832	17,825	(7)
	Japanese Yen	Buy	2/17/21	250,124	250,005	119
	New Zealand Dollar	Sell	1/20/21	32,749	31,031	(1,718)
	Swedish Krona	Sell	12/16/20	31,303	30,602	(701)
	Swiss Franc	Sell	12/16/20	25,874	25,870	(4)
UBS AG
	Australian Dollar	Buy	1/20/21	764,235	748,951	15,284
	Australian Dollar	Buy	3/15/21	158,391	154,486	3,905
	Australian Dollar	Sell	3/15/21	158,391	155,585	(2,806)
	British Pound	Sell	12/16/20	88,272	89,219	947
	Canadian Dollar	Buy	1/20/21	167,454	164,568	2,886
	Euro	Sell	12/16/20	70,528	69,772	(756)
	Hong Kong Dollar	Sell	2/17/21	81,752	81,721	(31)
	Japanese Yen	Buy	2/17/21	478,545	477,752	793
	New Zealand Dollar	Sell	1/20/21	272,157	288,378	16,221
	Swedish Krona	Buy	12/16/20	193,099	188,462	4,637
	Swiss Franc	Sell	12/16/20	226,256	223,347	(2,909)
WestPac Banking Corp.
	Australian Dollar	Sell	1/20/21	60,149	58,190	(1,959)
	British Pound	Buy	12/16/20	99,206	95,206	4,000
	Canadian Dollar	Buy	1/20/21	345,615	338,953	6,662
	Chinese Yuan (Offshore)	Buy	2/18/21	2,054	2,389	(335)
	Euro	Sell	12/16/20	12,531	12,906	375
	Japanese Yen	Sell	2/17/21	445,245	444,175	(1,070)
	New Zealand Dollar	Sell	1/20/21	217,529	216,768	(761)
Unrealized appreciation						340,494
Unrealized (depreciation)						(135,740)
Total						$204,754

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 11/30/20 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Canadian Government Bond
10 yr (Long)	142	$16,274,182	$16,274,182	Mar-21	$3,936
Euro-Bobl 5 yr (Long)	16	2,584,190	2,584,191	Dec-20	11,811
Euro-Bund 10 yr (Long)	46	9,616,160	9,616,165	Dec-20	77,401
Euro-Buxl 30 yr (Long)	21	5,674,292	5,674,295	Dec-20	179,717
Euro-OAT 10 yr (Long)	73	14,786,724	14,786,730	Dec-20	126,870

50 Dynamic Risk Allocation Fund

FUTURES CONTRACTS OUTSTANDING at 11/30/20 (Unaudited) cont.
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Euro-Schatz 2 yr (Long)	13	$1,741,829	$1,741,830	Dec-20	$1,487
Japanese Government Bond
10 yr (Long)	18	26,212,069	26,212,069	Dec-20	18,576
MSCI EAFE Index (Long)	4	410,766	406,600	Dec-20	40,460
MSCI EAFE Index (Short)	5	513,457	508,250	Dec-20	(36,597)
S&P 500 Index E-Mini (Long)	13	2,354,060	2,355,080	Dec-20	107,730
S&P 500 Index E-Mini (Short)	17	3,078,386	3,079,720	Dec-20	(232,181)
U.K. Gilt 10 yr (Long)	93	16,637,272	16,637,275	Mar-21	(12,621)
U.S. Treasury Bond 30 yr (Long)	78	13,642,688	13,642,687	Mar-21	2,262
U.S. Treasury Bond Ultra 30 yr (Long)	4	864,125	864,125	Mar-21	(6,743)
U.S. Treasury Note 2 yr (Long)	6	1,325,109	1,325,109	Mar-21	502
U.S. Treasury Note 2 yr (Short)	25	5,521,289	5,521,289	Mar-21	(2,205)
U.S. Treasury Note 5 yr (Long)	11	1,386,344	1,386,344	Mar-21	1,694
U.S. Treasury Note 10 yr (Long)	23	3,177,953	3,177,953	Mar-21	5,253
U.S. Treasury Note Ultra 10 yr (Long)	122	19,169,250	19,169,250	Mar-21	(20,290)
U.S. Treasury Note Ultra 10 yr (Short)	28	4,399,500	4,399,500	Mar-21	(305)
Unrealized appreciation					577,699
Unrealized (depreciation)					(310,942)
Total					$266,757

WRITTEN OPTIONS OUTSTANDING at 11/30/20 (premiums $10,412) (Unaudited)
	Expiration	Notional		Contract
Counterparty	date/strike price	amount		amount	Value
Bank of America N.A.
GBP/USD (Put)	Dec-20/$1.20	$760,295	GBP	570,300	$16
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	1,550,586	EUR	1,299,900	2
Total					$18

TBA SALE COMMITMENTS OUTSTANDING at 11/30/20 (proceeds receivable $7,301,992) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Government National Mortgage Association, 3.50%, 12/1/50	$1,000,000	12/21/20	$1,056,328
Uniform Mortgage-Backed Securities, 2.50%, 12/1/50	3,000,000	12/14/20	3,144,375
Uniform Mortgage-Backed Securities, 2.00%, 12/1/50	3,000,000	12/14/20	3,116,719
Total			$7,317,422

Dynamic Risk Allocation Fund 51

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/20 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$772,000	$224 E	$(353)	12/16/22	3 month USD-	0.25% —	$(129)
				LIBOR-BBA —	Semiannually
				Quarterly
2,558,000	10,229 E	(998)	12/16/25	0.35% —	3 month USD-	9,230
				Semiannually	LIBOR-BBA —
					Quarterly
134,000	3,929 E	(550)	12/16/50	1.15% —	3 month USD-	3,379
				Semiannually	LIBOR-BBA —
					Quarterly
151,000	4,427 E	606	12/16/50	3 month USD-	1.15% —	(3,821)
				LIBOR-BBA —	Semiannually
				Quarterly
1,418,000	20,972 E	48	12/16/30	0.70% —	3 month USD-	21,020
				Semiannually	LIBOR-BBA —
					Quarterly
55,000	813 E	(5)	12/16/30	3 month USD-	0.70% —	(818)
				LIBOR-BBA —	Semiannually
				Quarterly
280,000	1,735	(4)	10/20/30	3 month USD-	0.774% —	(1,563)
				LIBOR-BBA —	Semiannually
				Quarterly
113,000	1	(2)	10/23/30	0.838% —	3 month USD-	(75)
				Semiannually	LIBOR-BBA —
					Quarterly
68,750	916	(1)	11/12/30	0.97881% —	3 month USD-	(945)
				Semiannually	LIBOR-BBA —
					Quarterly
68,750	904	(1)	11/12/30	0.977% —	3 month USD-	(933)
				Semiannually	LIBOR-BBA —
					Quarterly
68,750	887	(1)	11/12/30	0.9745% —	3 month USD-	(916)
				Semiannually	LIBOR-BBA —
					Quarterly
68,750	868	(1)	11/12/30	0.97164% —	3 month USD-	(897)
				Semiannually	LIBOR-BBA —
					Quarterly
52,000	648	(1)	11/12/30	3 month USD-	0.97% —	668
				LIBOR-BBA —	Semiannually
				Quarterly
929,000	531	(4)	11/19/22	0.26% —	3 month USD-	(544)
				Semiannually	LIBOR-BBA —
					Quarterly
792,000	2,500	(11)	11/19/30	0.876% —	3 month USD-	(2,681)
				Semiannually	LIBOR-BBA —
					Quarterly
81,000	350	(3)	11/20/50	3 month USD-	1.2765% —	373
				LIBOR-BBA —	Semiannually
				Quarterly

52 Dynamic Risk Allocation Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/20 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$483,000	$270	$(2)	11/20/22	0.258% —	3 month USD-	$(276)
				Semiannually	LIBOR-BBA —
					Quarterly
365,000	1,547	(5)	11/20/30	0.887% —	3 month USD-	(1,626)
				Semiannually	LIBOR-BBA —
					Quarterly
Total		$(1,288)				$19,446

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/20 (Unaudited)
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$4,526,817	$4,597,291	$—	6/20/23	(3 month USD-	A basket (MLFCF15)	$72,255
				LIBOR-BBA plus	of common
				0.10%) — Quarterly	stocks — Quarterly *
4,528,514	4,616,763	—	6/20/23	3 month USD-	Russell 1000 Total	(88,100)
				LIBOR-BBA minus	Return Index —
				0.07% — Quarterly	Quarterly
Barclays Bank PLC
4,523	4,322	—	1/12/43	3.50% (1 month	Synthetic TRS	(140)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
128,999	122,083	—	1/12/41	4.00% (1 month	Synthetic TRS	(5,018)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Goldman Sachs International
1,559,522	1,551,491	—	12/15/25	(1 month USD-	A basket	(7,793)
				LIBOR-BBA plus	(GSGLPHCL) of
				0.35%) — Monthly	common stocks —
					Monthly*
JPMorgan Securities LLC
128,999	122,083	—	1/12/41	(4.00%) 1 month	Synthetic TRS	5,018
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		77,273
Upfront premium (paid)		—		Unrealized (depreciation)		(101,051)
Total		$—		Total		$(23,778)

E Extended effective date.

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

Dynamic Risk Allocation Fund 53

A BASKET (MLFCF15) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Apple, Inc.	Technology	2,544	$302,892	6.59%
Amazon.com, Inc.	Consumer cyclicals	72	228,486	4.97%
Alphabet, Inc. Class A	Technology	120	210,337	4.58%
Microsoft Corp.	Technology	738	157,885	3.43%
JPMorgan Chase & Co.	Financials	900	106,124	2.31%
Verizon Communications, Inc.	Communication services	1,611	97,297	2.12%
Procter & Gamble Co. (The)	Consumer staples	695	96,467	2.10%
Qualcomm, Inc.	Technology	614	90,350	1.97%
Adobe, Inc.	Technology	183	87,699	1.91%
NVIDIA Corp.	Technology	161	86,197	1.87%
Intuit, Inc.	Technology	214	75,212	1.64%
Cisco Systems, Inc.	Technology	1,723	74,139	1.61%
Lockheed Martin Corp.	Capital goods	194	70,860	1.54%
Medtronic PLC	Health care	548	62,273	1.35%
Citigroup, Inc.	Financials	1,115	61,399	1.34%
eBay, Inc.	Technology	1,204	60,710	1.32%
Johnson & Johnson	Health care	377	54,606	1.19%
Honeywell International, Inc.	Capital goods	258	52,636	1.14%
Coca-Cola Co. (The)	Consumer staples	1,013	52,269	1.14%
PepsiCo, Inc.	Consumer staples	362	52,245	1.14%
ServiceNow, Inc.	Technology	96	51,305	1.12%
Autodesk, Inc.	Technology	172	48,099	1.05%
Comcast Corp. Class A	Communication services	917	46,057	1.00%
McDonald’s Corp.	Consumer staples	207	45,042	0.98%
Simon Property Group, Inc.	Financials	537	44,364	0.96%
MetLife, Inc.	Financials	958	44,240	0.96%
Merck & Co., Inc.	Health care	536	43,070	0.94%
Abbott Laboratories	Health care	390	42,253	0.92%
Activision Blizzard, Inc.	Technology	518	41,203	0.90%
Veeva Systems, Inc. Class A	Technology	147	40,836	0.89%
Humana, Inc.	Health care	96	38,441	0.84%
Southern Co. (The)	Utilities and power	630	37,713	0.82%
Edwards Lifesciences Corp.	Health care	440	36,939	0.80%
Morgan Stanley	Financials	548	33,864	0.74%
Cummins, Inc.	Capital goods	146	33,812	0.74%
Best Buy Co., Inc.	Consumer cyclicals	309	33,571	0.73%
Eli Lilly and Co.	Health care	228	33,251	0.72%
DocuSign, Inc.	Technology	140	31,803	0.69%
Allstate Corp. (The)	Financials	305	31,192	0.68%
Target Corp.	Consumer cyclicals	171	30,765	0.67%
Lowe’s Cos., Inc.	Consumer cyclicals	196	30,485	0.66%
Zimmer Biomet Holdings, Inc.	Health care	200	29,860	0.65%
Halliburton Co.	Energy	1,782	29,571	0.64%
Altria Group, Inc.	Consumer staples	727	28,964	0.63%
American Electric Power Co., Inc.	Utilities and power	330	27,988	0.61%

54 Dynamic Risk Allocation Fund

A BASKET (MLFCF15) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Crown Castle International Corp.	Communication services	161	$26,898	0.59%
Old Dominion Freight Line, Inc.	Transportation	132	26,798	0.58%
Rockwell Automation, Inc.	Technology	104	26,664	0.58%
Fortinet, Inc.	Technology	216	26,663	0.58%
Exelon Corp.	Utilities and power	633	25,991	0.57%

A BASKET (GSGLPHCL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Mettler-Toledo International, Inc.	Health care	62	$70,976	4.57%
Merck KGaA (Germany)	Health care	424	67,845	4.37%
PerkinElmer, Inc.	Health care	496	66,029	4.26%
Agilent Technologies, Inc.	Technology	552	64,485	4.16%
Thermo Fisher Scientific, Inc.	Health care	138	64,176	4.14%
Waters Corp.	Health care	265	61,574	3.97%
IQVIA Holdings, Inc.	Health care	351	59,374	3.83%
Pfizer, Inc.	Health care	1,503	57,575	3.71%
Zoetis, Inc.	Health care	357	57,190	3.69%
Ipsen SA (France)	Health care	590	57,023	3.68%
Merck & Co., Inc.	Health care	639	51,337	3.31%
Viatris, Inc.	Health care	2,827	47,558	3.07%
Illumina, Inc.	Health care	134	43,223	2.79%
GlaxoSmithKline PLC	Health care	2,349	42,955	2.77%
(United Kingdom)
Sanofi (France)	Health care	424	42,947	2.77%
Johnson & Johnson	Health care	295	42,687	2.75%
Perrigo Co. PLC	Health care	870	41,958	2.70%
Alexion Pharmaceuticals, Inc.	Health care	341	41,595	2.68%
AbbVie, Inc.	Health care	397	41,484	2.67%
Taisho Pharmaceutical	Health care	546	34,753	2.24%
Holdings Co., Ltd. (Japan)
Bayer AG (Germany)	Health care	599	34,560	2.23%
Bristol-Myers Squibb Co.	Health care	517	32,248	2.08%
CSL, Ltd. (Australia)	Health care	139	30,427	1.96%
AstraZeneca PLC (United Kingdom)	Health care	285	29,734	1.92%
Sartorius Stedim Biotech (France)	Health care	80	29,026	1.87%
Biogen, Inc.	Health care	121	29,006	1.87%
Sumitomo Dainippon	Health care	2,278	28,898	1.86%
Pharma Co., Ltd. (Japan)
Teva Pharmaceutical Industries, Ltd.	Health care	2,681	25,493	1.64%
ADR (Israel)
Amgen, Inc.	Health care	110	24,377	1.57%
Gilead Sciences, Inc.	Health care	380	23,075	1.49%
Galenica AG (Switzerland)	Health care	155	22,834	1.47%
Hisamitsu Pharmaceutical Co., Inc.	Health care	370	21,697	1.40%
(Japan)

Dynamic Risk Allocation Fund 55

A BASKET (GSGLPHCL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Galapagos NV (Belgium)	Health care	169	$20,859	1.34%
Takeda Pharmaceutical Co., Ltd.	Health care	525	18,865	1.22%
(Japan)
Eisai Co., Ltd. (Japan)	Health care	212	16,020	1.03%
Eli Lilly and Co.	Health care	107	15,546	1.00%
Shionogi & Co., Ltd. (Japan)	Health care	252	13,513	0.87%
Hikma Pharmaceuticals PLC (United	Health care	384	13,354	0.86%
Kingdom)
H Lundbeck A/S (Denmark)	Health care	326	9,997	0.64%
UCB SA (Belgium)	Health care	83	8,905	0.57%
Astellas Pharma, Inc. (Japan)	Health care	615	8,747	0.56%
Incyte Corp.	Health care	89	7,512	0.48%
Grifols SA (Spain)	Health care	242	6,870	0.44%
Eurofins Scientific (Luxembourg)	Health care	66	5,382	0.35%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	128	4,522	0.29%
Regeneron Pharmaceuticals, Inc.	Health care	8	4,369	0.28%
Novartis AG (Switzerland)	Health care	47	4,255	0.27%
Recordati SpA (Italy)	Health care	37	1,963	0.13%
Orion Oyj Class B (Finland)	Health care	38	1,797	0.12%
Vertex Pharmaceuticals, Inc.	Health care	7	1,480	0.10%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/20 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.11	BB–/P	$1,695	$3,000	$861	11/18/54	500 bp —	$836
Index						Monthly
CMBX NA BB.6	B/P	4,734	33,000	15,081	5/11/63	500 bp —	(10,320)
Index						Monthly
CMBX NA BB.7	B+/P	1,633	32,000	13,059	1/17/47	500 bp —	(11,399)
Index						Monthly
CMBX NA BBB–.7	BB+/P	10	2,000	421	5/11/63	300 bp —	(409)
Index						Monthly
Credit Suisse International
CMBX NA A.7	A-/P	294	8,000	693	1/17/47	200 bp —	(396)
Index						Monthly
CMBX NA A.7	A-/P	943	24,000	2,078	1/17/47	200 bp —	(1,128)
Index						Monthly
CMBX NA A.7	A-/P	1,040	25,000	2,165	1/17/47	200 bp —	(1,117)
Index						Monthly
CMBX NA BB.7	B+/P	936	7,000	2,857	1/17/47	500 bp —	(1,915)
Index						Monthly
CMBX NA BBB–.6	BB/P	1,128	12,000	3,474	5/11/63	300 bp —	(2,340)
Index						Monthly

56 Dynamic Risk Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/20 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International
CMBX NA A.6	A/P	$217	$7,000	$656	5/11/63	200 bp —	$(437)
Index						Monthly
CMBX NA A.6	A/P	607	12,000	1,124	5/11/63	200 bp —	(513)
Index						Monthly
CMBX NA A.6	A/P	781	15,000	1,406	5/11/63	200 bp —	(620)
Index						Monthly
CMBX NA A.6	A/P	741	15,000	1,406	5/11/63	200 bp —	(659)
Index						Monthly
CMBX NA A.6	A/P	1,133	22,000	2,061	5/11/63	200 bp —	(921)
Index						Monthly
CMBX NA A.6	A/P	1,988	31,000	2,905	5/11/63	200 bp —	(906)
Index						Monthly
CMBX NA A.6	A/P	2,049	34,000	3,186	5/11/63	200 bp —	(1,126)
Index						Monthly
CMBX NA A.6	A/P	1,224	39,000	3,654	5/11/63	200 bp —	(2,418)
Index						Monthly
CMBX NA A.6	A/P	2,036	40,000	3,748	5/11/63	200 bp —	(1,699)
Index						Monthly
CMBX NA BBB–.6	BB/P	109	1,000	290	5/11/63	300 bp —	(180)
Index						Monthly
CMBX NA BBB–.6	BB/P	317	4,000	1,158	5/11/63	300 bp —	(839)
Index						Monthly
CMBX NA BBB–.6	BB/P	1,056	9,000	2,606	5/11/63	300 bp —	(1,545)
Index						Monthly
CMBX NA BBB–.6	BB/P	613	9,000	2,606	5/11/63	300 bp —	(1,988)
Index						Monthly
CMBX NA BBB–.6	BB/P	1,266	15,000	4,343	5/11/63	300 bp —	(3,069)
Index						Monthly
CMBX NA BBB–.6	BB/P	1,941	23,000	6,659	5/11/63	300 bp —	(4,706)
Index						Monthly
CMBX NA BBB–.6	BB/P	4,261	35,000	10,133	5/11/63	300 bp —	(5,854)
Index						Monthly
CMBX NA BBB–.6	BB/P	5,939	79,000	22,871	5/11/63	300 bp —	(16,892)
Index						Monthly
CMBX NA BBB–.6	BB/P	8,253	88,000	25,476	5/11/63	300 bp —	(17,179)
Index						Monthly
JPMorgan Securities LLC
CMBX NA A.6	A/P	15,472	119,000	11,150	5/11/63	200 bp —	4,364
Index						Monthly
CMBX NA BB.10	BB–/P	722	9,000	3,544	5/11/63	500 bp —	(2,815)
Index						Monthly
CMBX NA BB.6	B/P	5,663	11,000	5,027	5/11/63	500 bp —	645
Index						Monthly
CMBX NA BBB–.6	BB/P	25,896	81,000	23,450	5/11/63	300 bp —	2,487
Index						Monthly

Dynamic Risk Allocation Fund 57

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/20 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Merrill Lynch International
CMBX NA BBB–.6	BB/P	$446	$5,000	$1,448	5/11/63	300 bp —	$(999)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.6	B/P	1,473	6,000	2,742	5/11/63	500 bp —	(1,264)
Index						Monthly
CMBX NA BB.6	B/P	3,203	13,000	5,941	5/11/63	500 bp —	(2,727)
Index						Monthly
CMBX NA BB.9	B+/P	401	1,000	379	9/17/58	500 bp —	23
Index						Monthly
Upfront premium received		100,220	Unrealized appreciation				8,355
Upfront premium (paid)		—	Unrealized (depreciation)				(98,380)
Total		$100,220	Total				$(90,025)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at November 30, 2020. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 11/30/20 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(22)	$3,000	$260	1/17/47	(200 bp) —	$237
					Monthly
CMBX NA BB.10 Index	(417)	4,000	1,575	11/17/59	(500 bp) —	1,154
					Monthly
CMBX NA BB.10 Index	(329)	3,000	1,181	11/17/59	(500 bp) —	850
					Monthly
CMBX NA BB.11 Index	(1,684)	13,000	3,732	11/18/54	(500 bp) —	2,037
					Monthly
CMBX NA BB.11 Index	(377)	4,000	1,148	11/18/54	(500 bp) —	768
					Monthly
CMBX NA BB.11 Index	(51)	1,000	287	11/18/54	(500 bp) —	235
					Monthly
CMBX NA BB.11 Index	(52)	1,000	287	11/18/54	(500 bp) —	234
					Monthly
CMBX NA BB.11 Index	(69)	1,000	287	11/18/54	(500 bp) —	218
					Monthly
CMBX NA BB.8 Index	(124)	1,000	433	10/17/57	(500 bp) —	308
					Monthly
CMBX NA BB.9 Index	(3,819)	37,000	14,012	9/17/58	(500 bp) —	10,162
					Monthly

58 Dynamic Risk Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 11/30/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.9 Index	$(516)	$8,000	$3,030	9/17/58	(500 bp) —	$2,507
					Monthly
CMBX NA BB.9 Index	(202)	5,000	1,894	9/17/58	(500 bp) —	1,688
					Monthly
CMBX NA BB.9 Index	(129)	2,000	757	9/17/58	(500 bp) —	627
					Monthly
CMBX NA BB.9 Index	(39)	1,000	379	9/17/58	(500 bp) —	339
					Monthly
CMBX NA BBB– .10 Index	(477)	2,000	324	11/17/59	(300 bp) —	(155)
					Monthly
CMBX NA BBB– .10 Index	(492)	2,000	324	11/17/59	(300 bp) —	(170)
					Monthly
CMBX NA BBB– .12 Index	(408)	2,000	235	8/17/61	(300 bp) —	(174)
					Monthly
CMBX NA BBB– .12 Index	(451)	2,000	235	8/17/61	(300 bp) —	(217)
					Monthly
CMBX NA BBB– .12 Index	(204)	1,000	118	8/17/61	(300 bp) —	(87)
					Monthly
CMBX NA BBB–.10 Index	(2,681)	9,000	1,456	11/17/59	(300 bp) —	(1,230)
					Monthly
CMBX NA BBB–.11 Index	(575)	4,000	465	11/18/54	(300 bp) —	(112)
					Monthly
CMBX NA BBB–.11 Index	(603)	3,000	349	11/18/54	(300 bp) —	(256)
					Monthly
CMBX NA BBB–.11 Index	(294)	2,000	232	11/18/54	(300 bp) —	(63)
					Monthly
CMBX NA BBB–.12 Index	(8,516)	27,000	3,173	8/17/61	(300 bp) —	(5,357)
					Monthly
CMBX NA BBB–.12 Index	(2,391)	7,000	823	8/17/61	(300 bp) —	(1,572)
					Monthly
CMBX NA BBB–.12 Index	(678)	4,000	470	8/17/61	(300 bp) —	(210)
					Monthly
CMBX NA BBB–.12 Index	(1,410)	4,000	470	8/17/61	(300 bp) —	(942)
					Monthly
CMBX NA BBB–.12 Index	(1,337)	4,000	470	8/17/61	(300 bp) —	(869)
					Monthly
CMBX NA BBB–.12 Index	(1,406)	4,000	470	8/17/61	(300 bp) —	(938)
					Monthly
CMBX NA BBB–.12 Index	(1,002)	3,000	353	8/17/61	(300 bp) —	(651)
					Monthly
CMBX NA BBB–.12 Index	(571)	3,000	353	8/17/61	(300 bp) —	(220)
					Monthly
CMBX NA BBB–.6 Index	(27,891)	438,000	126,801	5/11/63	(300 bp) —	98,691
					Monthly
CMBX NA BBB–.9 Index	(710)	3,000	548	9/17/58	(300 bp) —	(163)
					Monthly

Dynamic Risk Allocation Fund 59

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 11/30/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International
CMBX NA BB.10 Index	$(1,201)	$9,000	$3,544	11/17/59	(500 bp) —	$2,336
					Monthly
CMBX NA BB.10 Index	(1,070)	9,000	3,544	11/17/59	(500 bp) —	2,466
					Monthly
CMBX NA BB.10 Index	(622)	5,000	1,969	11/17/59	(500 bp) —	1,343
					Monthly
CMBX NA BB.7 Index	(1,112)	63,000	28,791	5/11/63	(500 bp) —	27,627
					Monthly
CMBX NA BB.9 Index	(2,606)	26,000	9,846	9/17/58	(500 bp) —	7,218
					Monthly
CMBX NA BBB–.7 Index	(78)	1,000	210	1/17/47	(300 bp) —	131
					Monthly
Goldman Sachs International
CMBX NA BB.7 Index	(303)	2,000	816	1/17/47	(500 bp) —	512
					Monthly
CMBX NA BB.12 Index	(366)	1,000	268	8/17/61	(500 bp) —	(99)
					Monthly
CMBX NA BB.7 Index	(6,904)	34,000	13,875	1/17/47	(500 bp) —	6,943
					Monthly
CMBX NA BB.7 Index	(655)	4,000	1,632	1/17/47	(500 bp) —	974
					Monthly
CMBX NA BB.9 Index	(39)	1,000	379	9/17/58	(500 bp) —	339
					Monthly
CMBX NA BBB–.12 Index	(1,351)	4,000	470	8/17/61	(300 bp) —	(883)
					Monthly
JPMorgan Securities LLC
CMBX NA A.7 Index	(1,138)	54,000	4,676	1/17/47	(200 bp) —	3,520
					Monthly
CMBX NA BB.11 Index	(3,272)	6,000	1,723	11/18/54	(500 bp) —	(1,555)
					Monthly
CMBX NA BB.12 Index	(5,492)	10,000	2,675	8/17/61	(500 bp) —	(2,825)
					Monthly
CMBX NA BB.17 Index	(14,690)	30,000	12,243	1/17/47	(500 bp) —	(2,472)
					Monthly
CMBX NA BBB– .10 Index	(330)	2,000	324	11/17/59	(300 bp) —	(7)
					Monthly
CMBX NA BBB– .12 Index	(408)	2,000	235	8/17/61	(300 bp) —	(174)
					Monthly
CMBX NA BBB– .12 Index	(464)	2,000	235	8/17/61	(300 bp) —	(230)
					Monthly
CMBX NA BBB–.10 Index	(845)	3,000	485	11/17/59	(300 bp) —	(361)
					Monthly
CMBX NA BBB–.10 Index	(894)	3,000	485	11/17/59	(300 bp) —	(410)
					Monthly
CMBX NA BBB–.11 Index	(629)	2,000	232	11/18/54	(300 bp) —	(397)
					Monthly

60 Dynamic Risk Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 11/30/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.12 Index	$(995)	$3,000	$353	8/17/61	(300 bp) —	$(644)
					Monthly
CMBX NA BBB–.12 Index	(349)	1,000	118	8/17/61	(300 bp) —	(232)
					Monthly
CMBX NA BBB–.7 Index	(235)	1,000	210	1/17/47	(300 bp) —	(25)
					Monthly
Merrill Lynch International
CMBX NA BB.10 Index	(455)	8,000	3,150	11/17/59	(500 bp) —	2,689
					Monthly
CMBX NA BB.11 Index	(1,483)	3,000	861	11/18/54	(500 bp) —	(624)
					Monthly
CMBX NA BB.9 Index	(39)	1,000	379	9/17/58	(500 bp) —	339
					Monthly
CMBX NA BBB– .10 Index	(1,083)	5,000	809	11/17/59	(300 bp) —	(277)
					Monthly
CMBX NA BBB–.9 Index	(556)	3,000	548	9/17/58	(300 bp) —	(9)
					Monthly
CMBX NA BBB–.9 Index	(371)	2,000	365	9/17/58	(300 bp) —	(6)
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(420)	4,000	1,575	11/17/59	(500 bp) —	1,152
					Monthly
CMBX NA BB.12 Index	(1,200)	2,000	535	8/17/61	(500 bp) —	(667)
					Monthly
CMBX NA BB.12 Index	(71)	1,000	268	8/17/61	(500 bp) —	196
					Monthly
CMBX NA BB.7 Index	(578)	3,000	1,224	1/17/47	(500 bp) —	643
					Monthly
CMBX NA BB.8 Index	(494)	1,000	433	10/17/57	(500 bp) —	(63)
					Monthly
CMBX NA BB.9 Index	(40)	1,000	379	9/17/58	(500 bp) —	338
					Monthly
CMBX NA BB.9 Index	(39)	1,000	379	9/17/58	(500 bp) —	339
					Monthly
CMBX NA BBB– .10 Index	(731)	3,000	485	11/17/59	(300 bp) —	(247)
					Monthly
CMBX NA BBB– .10 Index	(434)	2,000	324	11/17/59	(300 bp) —	(111)
					Monthly
CMBX NA BBB– .10 Index	(237)	1,000	162	11/17/59	(300 bp) —	(75)
					Monthly
CMBX NA BBB– .10 Index	(230)	1,000	162	11/17/59	(300 bp) —	(68)
					Monthly
CMBX NA BBB– .10 Index	(216)	1,000	162	11/17/59	(300 bp) —	(55)
					Monthly
CMBX NA BBB– .12 Index	(2,562)	11,000	1,293	8/17/61	(300 bp) —	(1,278)
					Monthly

Dynamic Risk Allocation Fund 61

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 11/30/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB– .12 Index	$(621)	$3,000	$353	8/17/61	(300 bp) —	$(270)
					Monthly
CMBX NA BBB– .12 Index	(682)	3,000	353	8/17/61	(300 bp) —	(331)
					Monthly
CMBX NA BBB– .12 Index	(417)	2,000	235	8/17/61	(300 bp) —	(183)
					Monthly
CMBX NA BBB– .12 Index	(417)	2,000	235	8/17/61	(300 bp) —	(183)
					Monthly
CMBX NA BBB–.12 Index	(824)	4,000	470	8/17/61	(300 bp) —	(356)
					Monthly
CMBX NA BBB–.12 Index	(376)	2,000	235	8/17/61	(300 bp) —	(142)
					Monthly
Upfront premium received	—	Unrealized appreciation				179,160
Upfront premium (paid)	(120,551)	Unrealized (depreciation)				(28,645)
Total	$(120,551)	Total				$150,515

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD
at 11/30/20 (Unaudited)
		Upfront
		premium			Termi-	Payments
		received	Notional		nation	received	Unrealized
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	appreciation
NA HY Series 35	B+/P	$(103,878)	$2,532,000	$227,786	12/20/25	500 bp —	$145,360
Index						Quarterly
NA IG Series 35	BBB+/P	(15,583)	750,000	18,638	12/20/25	100 bp —	4,347
Index						Quarterly
Total		$(119,461)					$149,707

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at November 30, 2020. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

62 Dynamic Risk Allocation Fund

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED
at 11/30/20 (Unaudited)

	Upfront
	premium			Termi-	Payments
Referenced	received	Notional		nation	(paid)	Unrealized
debt*	(paid)**	amount	Value	date	by fund	depreciation
EM Series 34	$(318,685)	$4,364,000	$135,659	12/20/25	(100 bp) —	$(191,148)
Index					Quarterly
Total	$(318,685)					$(191,148)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Dynamic Risk Allocation Fund 63

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$537,553	$784,934	$—
Capital goods	943,870	578,494	—
Communication services	937,543	361,321	—
Consumer cyclicals	2,177,370	1,664,816	—
Consumer staples	1,525,009	1,244,354	—
Energy	227,739	176,319	—
Financials	2,515,385	1,762,897	—
Health care	2,460,290	1,030,968	—
Technology	8,311,002	605,642	—
Transportation	615,518	315,543	—
Utilities and power	939,697	278,360	—
Total common stocks	21,190,976	8,803,648	—

Asset-backed securities	—	370,331	38,000
Commodity linked notes	—	600,748	—
Corporate bonds and notes	—	8,115,796	—
Foreign government and agency bonds and notes	—	731,317	—
Mortgage-backed securities	—	3,815,902	—
Purchased options outstanding	—	282,070	—
U.S. government and agency mortgage obligations	—	17,425,152	—
U.S. treasury obligations	—	28,947	—
Repurchase agreements	—	8,369,000	—
Short-term investments	19,429,628	9,418,804	—
Totals by level	$40,620,604	$57,961,715	$38,000

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$204,754	$—
Futures contracts	266,757	—	—
Written options outstanding	—	(18)	—
TBA sale commitments	—	(7,317,422)	—
Interest rate swap contracts	—	20,734	—
Total return swap contracts	—	(23,778)	—
Credit default contracts	—	477,526	—
Totals by level	$266,757	$(6,638,204)	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

64 Dynamic Risk Allocation Fund

Statement of assets and liabilities 11/30/20 (Unaudited)

ASSETS
Investment in securities, at value, including $120,176 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $64,420,333)	$70,961,631
Affiliated issuers (identified cost $19,289,688) (Notes 1 and 5)	19,289,688
Repurchase agreements (identified cost $8,369,000)	8,369,000
Foreign currency (cost $57,217) (Note 1)	53,144
Dividends, interest and other receivables	334,602
Foreign tax reclaim	35,168
Receivable for shares of the fund sold	1,504,460
Receivable for investments sold	64,925
Receivable for sales of TBA securities (Note 1)	6,272,074
Receivable from Manager (Note 2)	5,601
Receivable for variation margin on futures contracts (Note 1)	25,074
Receivable for variation margin on centrally cleared swap contracts (Note 1)	10,105
Unrealized appreciation on forward currency contracts (Note 1)	340,494
Unrealized appreciation on OTC swap contracts (Note 1)	264,788
Premium paid on OTC swap contracts (Note 1)	120,551
Prepaid assets	53,247
Total assets	107,704,552

LIABILITIES
Payable to custodian	11,339
Payable for investments purchased	41,826
Payable for purchases of TBA securities (Note 1)	15,702,105
Payable for shares of the fund repurchased	393,382
Payable for custodian fees (Note 2)	56,368
Payable for investor servicing fees (Note 2)	23,122
Payable for Trustee compensation and expenses (Note 2)	20,626
Payable for administrative services (Note 2)	255
Payable for distribution fees (Note 2)	8,297
Payable for variation margin on futures contracts (Note 1)	116,425
Payable for variation margin on centrally cleared swap contracts (Note 1)	4,056
Unrealized depreciation on OTC swap contracts (Note 1)	228,076
Premium received on OTC swap contracts (Note 1)	100,220
Unrealized depreciation on forward currency contracts (Note 1)	135,740
Written options outstanding, at value (premiums $10,412) (Note 1)	18
TBA sale commitments, at value (proceeds receivable $7,301,992) (Note 1)	7,317,422
Collateral on securities loaned, at value (Note 1)	120,060
Collateral on certain derivative contracts, at value (Notes 1 and 8)	288,947
Other accrued expenses	80,607
Total liabilities	24,648,891

Net assets	$83,055,661

(Continued on next page)

Dynamic Risk Allocation Fund 65

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$77,081,564
Total distributable earnings (Note 1)	5,974,097
Total — Representing net assets applicable to capital shares outstanding	$83,055,661

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($12,028,947 divided by 1,083,492 shares)	$11.10
Offering price per class A share (100/94.25 of $11.10)*	$11.78
Net asset value and offering price per class B share ($962,322 divided by 88,502 shares)**	$10.87
Net asset value and offering price per class C share ($2,870,675 divided by 263,159 shares)**	$10.91
Net asset value, offering price and redemption price per class R share
($10,314 divided by 924 shares)	$11.16
Net asset value, offering price and redemption price per class R6 share
($23,547,539 divided by 2,122,688 shares)	$11.09
Net asset value, offering price and redemption price per class Y share
($43,635,864 divided by 3,919,709 shares)	$11.13

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

66 Dynamic Risk Allocation Fund

Statement of operations Six months ended 11/30/20 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $18,821 from investments in affiliated issuers) (Note 5)	$498,746
Dividends (net of foreign tax of $14,046)	365,305
Securities lending (net of expenses) (Notes 1 and 5)	393
Total investment income	864,444

EXPENSES
Compensation of Manager (Note 2)	293,194
Investor servicing fees (Note 2)	68,898
Trustee compensation and expenses (Note 2)	1,830
Distribution fees (Note 2)	36,883
Administrative services (Note 2)	725
Auditing and tax fees	41,377
Blue sky expense	47,474
Other (Note 2)	(17,872)
Fees waived and reimbursed by Manager (Note 2)	(80,008)
Total expenses	392,501
Expense reduction (Note 2)	(216)
Net expenses	392,285

Net investment income	472,159

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	2,900,191
Foreign currency transactions (Note 1)	(13,468)
Forward currency contracts (Note 1)	197,272
Futures contracts (Note 1)	(1,873,269)
Swap contracts (Note 1)	(1,665,239)
Written options (Note 1)	(984)
Total net realized loss	(455,497)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	2,909,802
Assets and liabilities in foreign currencies	(2,447)
Forward currency contracts	311,649
Futures contracts	957,553
Swap contracts	2,296,069
Written options	2,107
Total change in net unrealized appreciation	6,474,733

Net gain on investments	6,019,236

Net increase in net assets resulting from operations	$6,491,395

The accompanying notes are an integral part of these financial statements.

Dynamic Risk Allocation Fund 67

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 11/30/20*	Year ended 5/31/20
Operations
Net investment income	$472,159	$1,740,596
Net realized loss on investments
and foreign currency transactions	(455,497)	(666,740)
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	6,474,733	(3,186,462)
Net increase (decrease) in net assets resulting
from operations	6,491,395	(2,112,606)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	—	(476,020)
Class B	—	(45,234)
Class C	—	(117,804)
Class R	—	(290)
Class R6	—	(967,842)
Class Y	—	(1,602,661)
Increase (decrease) from capital share transactions (Note 4)	(2,129,305)	2,110,429
Total increase (decrease) in net assets	4,362,090	(3,212,028)

NET ASSETS
Beginning of period	78,693,571	81,905,599
End of period	$83,055,661	$78,693,571

* Unaudited.

The accompanying notes are an integral part of these financial statements.

68 Dynamic Risk Allocation Fund

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Dynamic Risk Allocation Fund 69

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
												Ratio of	Ratio of net
	Net asset		Net realized			From						expenses	investment
	value,		and unrealized	Total from	From net	net realized		Non-recurring	Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	investment	gain on	Total	reimburse-	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	investments	operations	income	investments	distributions	ments	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)[e]
Class A
November 30, 2020**	$10.25	.05	.80	.85	—	—	—	—	$11.10	8.29 *	$12,029	.58*	.47*	203*
May 31, 2020	10.90	.20	(.45)	(.25)	(.40)	—	(.40)	—	10.25	(2.64)	11,609	1.17	1.86	283
May 31, 2019	11.61	.23	(.78)	(.55)	(.16)	—	(.16)	—	10.90	(4.63)	14,142	1.15	2.04	255
May 31, 2018	10.96	.22	.74	.96	(.32)	—	(.32)	.01[f]	11.61	8.86	18,906	1.14	1.93	312
May 31, 2017	10.28	.17	.76	.93	(.25)	—	(.25)	—	10.96	9.18	18,582	1.13	1.64	299
May 31, 2016	11.10	.15	(.73)	(.58)	(.03)	(.21)	(.24)	—	10.28	(5.14)	20,236	1.25	1.49	300
Class B
November 30, 2020**	$10.08	.01	.78	.79	—	—	—	—	$10.87	7.84*	$962	.96*	.14*	203*
May 31, 2020	10.72	.12	(.45)	(.33)	(.31)	—	(.31)	—	10.08	(3.36)	1,340	1.92	1.10	283
May 31, 2019	11.39	.14	(.74)	(.60)	(.07)	—	(.07)	—	10.72	(5.27)	1,664	1.90	1.30	255
May 31, 2018	10.76	.13	.72	.85	(.23)	—	(.23)	.01[f]	11.39	7.97	2,315	1.89	1.18	312
May 31, 2017	10.08	.09	.75	.84	(.16)	—	(.16)	—	10.76	8.41	2,669	1.88	.89	299
May 31, 2016	10.94	.08	(.73)	(.65)	—	(.21)	(.21)	—	10.08	(5.91)	3,207	2.00	.75	300
Class C
November 30, 2020**	$10.11	.01	.79	.80	—	—	—	—	$10.91	7.91*	$2,871	.96*	.11*	203*
May 31, 2020	10.75	.12	(.46)	(.34)	(.30)	—	(.30)	—	10.11	(3.43)	3,163	1.92	1.11	283
May 31, 2019	11.42	.14	(.74)	(.60)	(.07)	—	(.07)	—	10.75	(5.26)	4,970	1.90	1.28	255
May 31, 2018	10.78	.13	.72	.85	(.22)	—	(.22)	.01[f]	11.42	7.99	5,812	1.89	1.18	312
May 31, 2017	10.09	.09	.75	.84	(.15)	—	(.15)	—	10.78	8.42	7,356	1.88	.88	299
May 31, 2016	10.95	.08	(.73)	(.65)	—	(.21)	(.21)	—	10.09	(5.90)	9,659	2.00	.74	300
Class R
November 30, 2020**	$10.32	.04	.80	.84	—	—	—	—	$11.16	8.14*	$10	.71*	.34*	203*
May 31, 2020	10.93	.18	(.47)	(.29)	(.32)	—	(.32)	—	10.32	(2.87)	10	1.42	1.59	283
May 31, 2019	11.56	.21	(.77)	(.56)	(.07)	—	(.07)	—	10.93	(4.77)	10	1.40	1.87	255
May 31, 2018	10.93	.19	.73	.92	(.30)	—	(.30)	.01[f]	11.56	8.51	103	1.39	1.67	312
May 31, 2017	10.21	.15	.75	.90	(.18)	—	(.18)	—	10.93	8.92	110	1.38	1.40	299
May 31, 2016	11.02	.12	(.72)	(.60)	—	(.21)	(.21)	—	10.21	(5.40)	135	1.50	1.17	300
Class R6
November 30, 2020**	$10.22	.07	.80	.87	—	—	—	—	$11.09	8.51*	$23,548	.38*	.69*	203*
May 31, 2020	10.87	.25	(.46)	(.21)	(.44)	—	(.44)	—	10.22	(2.26)	22,348.75		2.27	283
May 31, 2019	11.58	.28	(.78)	(.50)	(.21)	—	(.21)	—	10.87	(4.17)	19,332.75		2.55	255
May 31, 2018	10.94	.26	.73	.99	(.36)	—	(.36)	.01[f]	11.58	9.19	81,403.75		2.31	312
May 31, 2017	10.26	.22	.75	.97	(.29)	—	(.29)	—	10.94	9.65	102,097.75		2.04	299
May 31, 2016	11.10	.22	(.76)	(.54)	(.09)	(.21)	(.30)	—	10.26	(4.83)	96,118.81		2.17	300

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

70 Dynamic Risk Allocation Fund	Dynamic Risk Allocation Fund 71

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
												Ratio of	Ratio of net
	Net asset		Net realized			From						expenses	investment
	value,		and unrealized	Total from	From net	net realized		Non-recurring	Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	investment	gain on	Total	reimburse-	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	investments	operations	income	investments	distributions	ments	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)[e]
Class Y
November 30, 2020**	$10.27	.06	.80	.86	—	—	—	—	$11.13	8.37*	$43,636	.46*	.60*	203*
May 31, 2020	10.92	.23	(.45)	(.22)	(.43)	—	(.43)	—	10.27	(2.37)	40,223.92		2.11	283
May 31, 2019	11.63	.25	(.77)	(.52)	(.19)	—	(.19)	—	10.92	(4.33)	41,531.90		2.27	255
May 31, 2018	10.99	.25	.73	.98	(.35)	—	(.35)	.01[f]	11.63	9.02	48,411.89		2.17	312
May 31, 2017	10.30	.20	.77	.97	(.28)	—	(.28)	—	10.99	9.56	45,467.88		1.90	299
May 31, 2016	11.10	.17	(.72)	(.55)	(.04)	(.21)	(.25)	—	10.30	(4.94)	47,321	1.00	1.62	300

* Not annualized

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

				Percentage of average net assets
	11/30/20	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Class A	0.10%	0.52%	0.30%	0.24%	0.23%	0.17%
Class B	0.10	0.52	0.30	0.24	0.23	0.17
Class C	0.10	0.52	0.30	0.24	0.23	0.17
Class R	0.10	0.52	0.30	0.24	0.23	0.17
Class R6	0.10	0.52	0.30	0.24	0.23	0.20
Class Y	0.10	0.52	0.30	0.24	0.23	0.17

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a non-recurring reimbursement from Putnam Management which amounted to $0.01 per share outstanding on May 31, 2018.

The accompanying notes are an integral part of these financial statements.

72 Dynamic Risk Allocation Fund	Dynamic Risk Allocation Fund 73

Notes to financial statements 11/30/20 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from June 1, 2020 through November 30, 2020.

Putnam Dynamic Risk Allocation Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek total return. Total return is composed of capital appreciation and income. The fund invests in a diversified set of asset classes. By investing in a broader set of asset classes than a traditional balanced fund, and by using leverage to increase the fund’s exposures to asset classes, Putnam Management believes the fund may achieve a higher total return than a traditional balanced fund with approximately the same amount of risk as a traditional balanced fund. Risk is measured by the volatility of the fund’s investment portfolio. The fund may invest without limit in U.S., international, and emerging markets equity securities (growth or value stocks or both) of companies of any size and fixed-income securities (including in below-investment-grade securities, which are sometimes referred to as “junk bonds”); mortgage- and asset-backed securities; inflation-protected securities; commodities; and real estate investment trusts (REITs). These asset classes offer different return potential and exposure to different investment risks. Putnam Management allocates the fund’s assets among asset classes in a manner intended to diversify the fund’s exposure to these different types of risk. Putnam Management typically uses leverage to adjust or to increase the fund’s exposure to certain asset classes in order to diversify or balance risk exposure. Putnam Management expects that, on average, net notional investment exposure of approximately 150% of the net assets of the fund will result from the fund’s allocation strategy under normal market conditions, although the amounts of leverage may be significantly higher or lower at any given time. Putnam Management believes that better risk diversification creates the potential for the fund to perform well in a variety of market environments. Because the potential risks and returns of asset classes, the costs of leverage, and the benefits of diversification vary over time and with market conditions, Putnam Management makes dynamic adjustments to the fund’s asset allocations as the market environment changes. Putnam Management uses qualitative analysis, which includes evaluation of the business cycle environment and its impact on different asset classes, and quantitative techniques, which incorporate individual valuation and relative valuation measures, to establish asset class allocations that it believes will enable the fund to perform well in a variety of environments. Putnam Management also uses active trading strategies, such as active security selection, tactical asset allocation, currency transactions and options transactions. Certain of these strategies may introduce additional investment leverage. When making particular investments within an asset class, Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. Putnam Management may also take into account general market conditions when making investment decisions. Putnam Management typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes, to obtain leverage, and to adjust the return and volatility characteristics of the fund’s investments. The fund may also engage in short sales of securities.

The fund offers class A, class B, class C, class R, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A shares generally are not subject to a contingent deferred sales charge, and class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class R shares, but do not bear a distribution fee, and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

74 Dynamic Risk Allocation Fund

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of

Dynamic Risk Allocation Fund 75

American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $8,536,753 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange

76 Dynamic Risk Allocation Fund

rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund

Dynamic Risk Allocation Fund 77

could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries and to generate additional income for the portfolio.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

78 Dynamic Risk Allocation Fund

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Dynamic Risk Allocation Fund 79

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $112,733 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $152,996 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $120,060 and the value of securities loaned amounted to $120,176.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (overnight LIBOR prior to October 16, 2020) for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (1.30% prior to October 16, 2020)for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been

80 Dynamic Risk Allocation Fund

paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$1,193,621	$—	$1,193,621

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $368,459 to its fiscal year ending May 31, 2021 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2020 and May 31, 2020, and (ii) specified ordinary and currency losses recognized between November 1, 2019 and May 31, 2020).

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $84,679,016, resulting in gross unrealized appreciation and depreciation of $10,238,969 and $2,669,113, respectively, or net unrealized appreciation of $7,569,856.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are

Dynamic Risk Allocation Fund 81

invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.880%	of the first $5 billion,	0.680%	of the next $50 billion,
0.830%	of the next $5 billion,	0.660%	of the next $50 billion,
0.780%	of the next $10 billion,	0.650%	of the next $100 billion and
0.730%	of the next $10 billion,	0.645%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.360% of the fund’s average net assets.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through September 30, 2021, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.70% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $80,008 as a result of this limit.

Putnam Management has also contractually agreed, through September 30, 2021, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. Amounts for the current period have been included with Other expenses in the statement of operations and include adjustments related to prior year estimates.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$13,134	Class R6	5,738
Class B	1,279	Class Y	45,357
Class C	3,379	Total	$68,898
Class R	11

82 Dynamic Risk Allocation Fund

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $216 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $57, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$15,239
Class B	1.00%	1.00%	5,939
Class C	1.00%	1.00%	15,680
Class R	1.00%	0.50%	25
Total			$36,883

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $307 from the sale of class A shares, and received $93 and $7 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$134,547,352	$163,724,271
U.S. government securities (Long-term)	—	—
Total	$134,547,352	$163,724,271

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Dynamic Risk Allocation Fund 83

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 11/30/20		YEAR ENDED 5/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	62,172	$675,660	169,617	$1,894,280
Shares issued in connection with
reinvestment of distributions	—	—	41,900	468,018
	62,172	675,660	211,517	2,362,298
Shares repurchased	(110,855)	(1,204,584)	(376,295)	(4,146,952)
Net decrease	(48,683)	$(528,924)	(164,778)	$(1,784,654)

	SIX MONTHS ENDED 11/30/20		YEAR ENDED 5/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	4	$37	51	$566
Shares issued in connection with
reinvestment of distributions	—	—	3,914	43,128
	4	37	3,965	43,694
Shares repurchased	(44,450)	(477,457)	(26,248)	(279,800)
Net decrease	(44,446)	$(477,420)	(22,283)	$(236,106)

	SIX MONTHS ENDED 11/30/20		YEAR ENDED 5/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	4,533	$48,349	15,088	$164,734
Shares issued in connection with
reinvestment of distributions	—	—	10,281	113,609
	4,533	48,349	25,369	278,343
Shares repurchased	(54,187)	(582,357)	(174,990)	(1,845,067)
Net decrease	(49,654)	$(534,008)	(149,621)	$(1,566,724)

	YEAR ENDED 5/31/20*
Class M	Shares	Amount
Shares sold	454	$5,136
Shares issued in connection with reinvestment of distributions	—	—
	454	5,136
Shares repurchased	(24,123)	(271,599)
Net decrease	(23,669)	$(266,463)

84 Dynamic Risk Allocation Fund

	SIX MONTHS ENDED 11/30/20		YEAR ENDED 5/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	26	290
	—	—	26	290
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	26	$290

	SIX MONTHS ENDED 11/30/20		YEAR ENDED 5/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	211,633	$2,339,607	939,769	$10,450,425
Shares issued in connection with
reinvestment of distributions	—	—	87,114	967,842
	211,633	2,339,607	1,026,883	11,418,267
Shares repurchased	(274,936)	(2,983,176)	(619,067)	(6,715,400)
Net increase (decrease)	(63,303)	$(643,569)	407,816	$4,702,867

	SIX MONTHS ENDED 11/30/20		YEAR ENDED 5/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	298,811	$3,272,459	630,488	$6,847,649
Shares issued in connection with
reinvestment of distributions	—	—	142,876	1,595,921
	298,811	3,272,459	773,364	8,443,570
Shares repurchased	(296,155)	(3,217,843)	(659,019)	(7,182,351)
Net increase	2,656	$54,616	114,345	$1,261,219

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

At the close of the reporting period, Putnam Investments, LLC owned 924 class R shares of the fund (100.0% of class R shares outstanding), valued at $10,314.

At the close of the reporting period, a shareholder of record owned 22.5% of the outstanding shares of the fund.

Dynamic Risk Allocation Fund 85

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 5/31/20	cost	proceeds	income	of 11/30/20
Short-term investments
Putnam Cash Collateral
Pool, LLC*	$357,650	$833,250	$1,070,840	$224	$120,060
Putnam Short Term
Investment Fund**	5,127,490	21,719,502	7,677,364	18,821	19,169,628
Total Short-term
investments	$5,485,140	$22,552,752	$8,748,204	$19,045	$19,289,688

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

86 Dynamic Risk Allocation Fund

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$63,000
Purchased currency option contracts (contract amount)	$6,100,000
Written currency option contracts (contract amount)	$5,800,000
Futures contracts (number of contracts)	600
Forward currency contracts (contract amount)	$58,700,000
Centrally cleared interest rate swap contracts (notional)	$23,000,000
OTC total return swap contracts (notional)	$22,100,000
Centrally cleared total return swap contracts (notional)	$14,400,000
OTC credit default contracts (notional)	$2,200,000
Centrally cleared credit default contracts (notional)	$10,500,000
Warrants (number of warrants)	83,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net
assets — Unrealized
Credit contracts	appreciation	$667,771*	Payables	$190,245
Foreign exchange
contracts	Investments, Receivables	340,733	Payables	135,758
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	502,276*	Unrealized depreciation	364,671*
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	470,925*	Unrealized depreciation	62,986*
Total		$1,981,705		$753,660

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Dynamic Risk Allocation Fund 87

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$274,782	$274,782
Foreign exchange
contracts	—	21,111	—	197,272	—	$218,383
Equity contracts	113,246	(124,699)	(1,288,055)	—	(827,212)	$(2,126,720)
Interest rate
contracts	—	—	(585,214)	—	(1,112,809)	$(1,698,023)
Total	$113,246	$(103,588)	$(1,873,269)	$197,272	$(1,665,239)	$(3,331,578)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(84,407)	$(84,407)
Foreign exchange
contracts	—	14,123	—	311,649	—	$325,772
Equity contracts	(20,462)	(703,631)	283,118	—	164,037	$(276,938)
Interest rate
contracts	—	—	674,435	—	2,216,439	$2,890,874
Total	$(20,462)	$(689,508)	$957,553	$311,649	$2,296,069	$2,855,301

88 Dynamic Risk Allocation Fund

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Dynamic Risk Allocation Fund 89

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$456	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$456
OTC Total return
swap contracts*#	72,255	—	—	—	—	—	—	—	—	—	5,018	—	—	—	—	—	—	—	77,273
OTC Credit default
contracts — protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	—	166,596	47,810	17,404	—	—	23,929	6,099	9,228	—	—	—	—	—	271,066
Centrally cleared credit
default contracts§	—	—	9,649	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	9,649
Futures contracts§	—	—	—	23,980	—	—	—	—	—	—	1,094	—	—	—	—	—	—	—	25,074
Forward currency contracts#	1,280	9,387	—	—	47,869	—	7,126	16,569	63,313	47,654	—	—	46,574	4,096	37,594	3,322	44,673	11,037	340,494
Purchased options**#	92,957	—	—	—	98,427	—	147	—	—	90,539	—	—	—	—	—	—	—	—	282,070
Repurchase agreements**	—	—	—	—	—	8,368,999	—	—	—	—	—	—	—	—	—	—	—	—	8,368,999
Total Assets	$166,492	$9,387	$10,105	$23,980	$146,296	$8,535,595	$55,083	$33,973	$63,313	$138,193	$30,041	$6,099	$55,802	$4,096	$37,594	$3,322	$44,673	$11,037	$9,375,081
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	2,911	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	2,911
OTC Total return
swap contracts*#	88,100	5,158	—	—	—	—	—	7,793	—	—	—	—	—	—	—	—	—	—	101,051
OTC Credit default
contracts — protection sold*#	—	—	—	—	—	29,364	11,237	96,082	—	—	43,072	1,445	9,045	—	—	—	—	—	190,245
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	1,145	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,145
Futures contracts§	—	—	—	18,785	—	—	—	—	—	—	97,640	—	—	—	—	—	—	—	116,425
Forward currency contracts#	18,079	3,931	—	—	21,923	—	2,328	16,552	3,737	13,652	—	—	795	13,588	24,544	5,984	6,502	4,125	135,740
Written options#	16	—	—	—	—	—	2	—	—	—	—	—	—	—	—	—	—	—	18
Total Liabilities	$106,195	$9,089	$4,056	$18,785	$21,923	$29,364	$13,567	$120,427	$3,737	$13,652	$140,712	$1,445	$9,840	$13,588	$24,544	$5,984	$6,502	$4,125	$547,535
Total Financial and Derivative
Net Assets	$60,297	$298	$6,049	$5,195	$124,373	$8,506,231	$41,516	$(86,454)	$59,576	$124,541	$(110,671)	$4,654	$45,962	$(9,492)	$13,050	$(2,662)	$38,171	$6,912	$8,827,546
Total collateral received
(pledged)†##	$10,266	$—	$—	$—	$70,000	$8,506,231	$—	$(41,996)	$—	$80,000	$(110,671)	$—	$—	$—	$13,050	$—	$—	$—
Net amount	$50,031	$298	$6,049	$5,195	$54,373	$—	$41,516	$(44,458)	$59,576	$44,541	$—	$4,654	$45,962	$(9,492)	$—	$(2,662)	$38,171	$6,912

90 Dynamic Risk Allocation Fund	Dynamic Risk Allocation Fund 91

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Controlled collateral received
(including TBA commitments)**	$10,266	$—	$—	$—	$70,000	$110,000	$—	$—	$—	$80,000	$—	$—	$—	$—	$18,681	$—	$—	$—	$288,947
Uncontrolled collateral received	$—	$—	$—	$—	$—	$8,536,753	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$8,536,753
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$(41,996)	$—	$—	$(111,000)	$—	$—	$—	$—	$—	$—	$—	$(152,996)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $2,612,857 and $552,930, respectively.

Note 9: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in ASU 2017–08 shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

In March 2020, FASB issued ASU 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

Note 10: Change in independent accountants (Unaudited)

On March 20, 2020, the Audit, Compliance and Risk Committee of the Trustees of the Putnam Funds approved and recommended the decision to change the Fund’s independent accountant and to not retain KPMG LLP, and on April 3, 2020, upon request of the Putnam Funds, KPMG LLP provided a letter of resignation, effective upon the completion of its audit with respect to the Fund’s financial statements for its fiscal year ended May 31, 2020, and the issuance of its report thereon. During the two previous fiscal years, KPMG LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and the subsequent interim period through April 3, 2020: (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the subject matter of the disagreements in its report on the Fund’s financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, except that KPMG LLP advised the Fund of the following material weakness: for the year ended May 31, 2018, the Fund did not have appropriate financial reporting controls to identify the misplacing of a commodity linked note due to an incorrect security set up by the Fund’s pricing vendor.

92 Dynamic Risk Allocation Fund	Dynamic Risk Allocation Fund 93

On April 17, 2020, the Audit, Compliance and Risk Committee of the Trustees of the Putnam Funds approved and recommended the decision to appoint PricewaterhouseCoopers LLP as the Fund’s independent accountant effective upon the completion of the audit by KPMG LLP of the Fund’s financial statements for the fiscal year ended May 31, 2020 and the issuance of KPMG LLP’s report thereon.

94 Dynamic Risk Allocation Fund

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Emerging Markets Equity Fund	Convertible Securities Fund
Focused Equity Fund	Diversified Income Trust
Global Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Multi-Cap Core Fund	High Yield Fund
Research Fund	Income Fund
Money Market Fund†
Global Sector	Mortgage Opportunities Fund
Global Health Care Fund	Mortgage Securities Fund
Global Technology Fund	Short Duration Bond Fund
Ultra Short Duration Income Fund
Growth
Growth Opportunities Fund	Tax-free Income
Small Cap Growth Fund	Intermediate-Term Municipal Income Fund
Sustainable Future Fund	Short-Term Municipal Income Fund
Sustainable Leaders Fund	Strategic Intermediate Municipal Fund
Tax Exempt Income Fund
Value	Tax-Free High Yield Fund
Equity Income Fund
International Value Fund	State tax-free income funds‡:
Small Cap Value Fund	California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania.

Dynamic Risk Allocation Fund 95

Absolute Return	Asset Allocation (cont.)
Fixed Income Absolute Return Fund	Putnam Retirement Advantage Maturity Fund
Multi-Asset Absolute Return Fund	Putnam Retirement Advantage 2060 Fund
Putnam Retirement Advantage 2055 Fund
Putnam PanAgora**	Putnam Retirement Advantage 2050 Fund
Putnam PanAgora Managed Futures Strategy	Putnam Retirement Advantage 2045 Fund
Putnam PanAgora Market Neutral Fund	Putnam Retirement Advantage 2040 Fund
Putnam PanAgora Risk Parity Fund	Putnam Retirement Advantage 2045 Fund
Putnam Retirement Advantage 2040 Fund
Asset Allocation	Putnam Retirement Advantage 2035 Fund
Dynamic Risk Allocation Fund	Putnam Retirement Advantage 2030 Fund
George Putnam Balanced Fund	Putnam Retirement Advantage 2025 Fund

Dynamic Asset Allocation Balanced Fund	RetirementReady® Maturity Fund
Dynamic Asset Allocation Conservative Fund	RetirementReady® 2060 Fund
Dynamic Asset Allocation Growth Fund	RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

96 Dynamic Risk Allocation Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
Marketing Services	Mona K. Sutphen	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
	Officer, and Chief Risk Officer	Principal Financial Officer,
Principal Accounting Officer,
	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam Dynamic Risk Allocation Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: January 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: January 26, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: January 26, 2021